WEALTH BUILDING OPPORTUNITY

OHIO NATIONAL
VARIABLE ACCOUNT B

                         ANNUAL REPORT
                         -----------------
                         DECEMBER 31, 2004


                         Ohio National Variable Account B


[LOGO] Ohio National
       Financial Services(R)

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2004 Ohio National Variable Account B Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account B for 2004 and the prior periods presented. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. and/or The Dow Target Variable Fund LLC, or any other fund to which you allocated your contract values.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN J. PALMER
Vice Chairman

February 22, 2005

ELECTRONIC DELIVERY OF FINANCIAL DOCUMENTS

To receive your variable product documents electronically, please go to www.ohionational.com, click on "access your policy/contract" and follow the instructions. After you have registered for electronic delivery, we will mail you a postcard informing you when your updated documents are available online. On the website, you can also view your current values, change allocations and make transfers.

In order to receive your documents electronically, you must visit our website and consent online to electronic delivery. If you previously registered for electronic delivery other than online, or if you have not visited the website in a while, please logon again. You will be prompted to update your consent.

We urge you to take advantage of this opportunity!

                               ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account B. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account B.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners' equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Expenses included are the risk and administrative expenses, which are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as fund shares are sold, and the change in unrealized gain or loss.

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from fixed and other subaccounts, withdrawals and surrenders, surrender charges, annual contract fees, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
983,703 Shares (Cost $25,100,356)...............  $ 27,396,125       $ 26,779,994         $  616,131        $ 27,396,125
Money Market Subaccount
198,479 Shares (Cost $1,984,787)................     1,984,787          1,338,174            646,613           1,984,787
Bond Subaccount
298,362 Shares (Cost $3,096,700)................     3,380,446          3,375,351              5,095           3,380,446
Omni Subaccount
732,779 Shares (Cost $12,050,482)...............     9,562,768          9,373,938            188,830           9,562,768
International Subaccount
772,530 Shares (Cost $10,211,762)...............     7,601,692          7,591,213             10,479           7,601,692
Capital Appreciation Subaccount
553,506 Shares (Cost $7,243,577)................     9,027,680          8,941,347             86,333           9,027,680
Discovery Subaccount
350,765 Shares (Cost $8,046,018)................     6,513,701          6,513,701                  0           6,513,701
International Small Company Subaccount
184,225 Shares (Cost $2,421,708)................     2,706,262          2,706,262                  0           2,706,262
Aggressive Growth Subaccount
120,250 Shares (Cost $1,230,811)................       716,692            716,692                  0             716,692
Small Cap Growth Subaccount
138,414 Shares (Cost $1,825,718)................     1,132,230          1,132,230                  0           1,132,230
Mid Cap Opportunity Subaccount
473,810 Shares (Cost $6,826,211)................     7,500,413          7,483,543             16,870           7,500,413
S&P 500 Index Subaccount
762,366 Shares (Cost $10,287,710)...............     9,575,322          9,472,038            103,284           9,575,322
Blue Chip Subaccount
23,834 Shares (Cost $226,734)...................       260,986            260,986                  0             260,986
High Income Bond Subaccount
40,758 Shares (Cost $311,698)...................       352,553            352,553                  0             352,553
Capital Growth Subaccount
26,332 Shares (Cost $577,660)...................       452,649            452,649                  0             452,649
Nasdaq-100 Index Subaccount
67,447 Shares (Cost $241,814)...................       281,928            281,928                  0             281,928
Bristol Subaccount
7,969 Shares (Cost $76,777).....................        80,165             80,165                  0              80,165
Bryton Growth Subaccount
5,749 Shares (Cost $50,232).....................        57,659             57,659                  0              57,659

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
5,411 Shares (Cost $40,090).....................  $     55,629       $     55,629         $        0        $     55,629
Second Quarter Subaccount
3,002 Shares (Cost $29,017).....................        33,325             33,325                  0              33,325
Third Quarter Subaccount
1,282 Shares (Cost $10,563).....................        12,299             12,299                  0              12,299
Fourth Quarter Subaccount
5,055 Shares (Cost $43,480).....................        53,885             53,885                  0              53,885

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
5,560 Shares (Cost $42,937).....................        58,155             58,155                  0              58,155
Second Quarter Subaccount
3,523 Shares (Cost $29,465).....................        35,297             35,297                  0              35,297
Third Quarter Subaccount
48 Shares (Cost $447)...........................           477                477                  0                 477
Fourth Quarter Subaccount
8,034 Shares (Cost $66,138).....................        83,557             83,557                  0              83,557

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Growth Subaccount
50,409 Shares (Cost $1,503,444).................     1,011,701          1,011,701                  0           1,011,701
Worldwide Growth Subaccount
32,129 Shares (Cost $1,324,377).................       860,416            842,436             17,980             860,416
Balanced Subaccount
66,231 Shares (Cost $1,630,843).................     1,615,371          1,585,056             30,315           1,615,371

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
14,427 Shares (Cost $289,905)...................       323,886            322,988                898             323,886
Multi Cap Value II Subaccount
18,917 Shares (Cost $171,214)...................       222,654            222,654                  0             222,654
Mid Cap Growth II Subaccount
22,156 Shares (Cost $470,954)...................       362,470            362,470                  0             362,470

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS -- CLASS I:
US Real Estate Subaccount
20,741 Shares (Cost $329,998)...................       424,773            424,773                  0             424,773

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
25,932 Shares (Cost $261,187)...................  $    303,661       $    303,661         $        0        $    303,661
Core US Equity Subaccount
9,212 Shares (Cost $101,049)....................       114,418            114,418                  0             114,418
Capital Growth Subaccount
3,226 Shares (Cost $31,165).....................        33,522             33,522                  0              33,522

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
22,869 Shares (Cost $216,037)...................       318,110            318,110                  0             318,110
Small Cap Subaccount
53,244 Shares (Cost $666,784)...................       899,821            899,821                  0             899,821

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
21,060 Shares (Cost $61,037)....................        48,859             48,859                  0              48,859

FIDELITY VARIABLE INSURANCE PRODUCTS FUND --
SERVICE CLASS 2:
VIP Mid-Cap Subaccount
60,753 Shares (Cost $1,267,306).................     1,815,306          1,815,306                  0           1,815,306
VIP Contrafund Subaccount
46,272 Shares (Cost $1,004,869).................     1,219,265          1,219,265                  0           1,219,265
VIP Growth Subaccount
12,098 Shares (Cost $388,672)...................       382,795            382,795                  0             382,795
VIP Equity Income Subaccount
4,749 Shares (Cost $109,005)....................       119,146            119,146                  0             119,146

JANUS ASPEN SERIES -- SERVICE SHARES:
Growth Subaccount
3,583 Shares (Cost $92,971).....................        71,092             71,092                  0              71,092
Worldwide Growth Subaccount
3,896 Shares (Cost $148,530)....................       103,702            103,702                  0             103,702
Balanced Subaccount
14,146 Shares (Cost $334,541)...................       357,041            357,041                  0             357,041
International Growth Subaccount
1,374 Shares (Cost $32,724).....................        37,004             37,004                  0              37,004

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
1,673 Shares (Cost $20,984).....................  $     24,610       $     24,610         $        0        $     24,610
Investors Growth Stock Subaccount
635 Shares (Cost $4,910)........................         5,927              5,927                  0               5,927
Mid Cap Growth Subaccount
4,870 Shares (Cost $30,759).....................        34,091             34,091                  0              34,091
Total Return Subaccount
52,485 Shares (Cost $954,938)...................     1,115,304          1,115,304                  0           1,115,304

JP MORGAN SERIES TRUST II:
Small Company Subaccount
8,748 Shares (Cost $109,122)....................       156,418            156,418                  0             156,418
Mid Cap Value Subaccount
12,933 Shares (Cost $271,901)...................       335,214            335,214                  0             335,214

PIMCO VARIABLE INSURANCE TRUST --
ADMINISTRATIVE SHARES:
Real Return Subaccount
122,637 Shares (Cost $1,523,763)................     1,584,465          1,584,465                  0           1,584,465
Total Return Subaccount
112,771 Shares (Cost $1,183,084)................     1,185,224          1,185,224                  0           1,185,224
Global Bond Subaccount
3,556 Shares (Cost $44,670).....................        47,184             47,184                  0              47,184

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
5,914 Shares (Cost $79,438).....................       100,178            100,178                  0             100,178

UBS SERIES TRUST:
U.S. Allocation Subaccount
1,541 Shares (Cost $20,679).....................        20,741             20,741                  0              20,741

THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
139 Shares (Cost $1,462)........................         1,698              1,698                  0               1,698
Jennison Subaccount
797 Shares (Cost $12,605).......................        14,316             14,316                  0              14,316

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
SHARES:
Appreciation Subaccount
476 Shares (Cost $16,466).......................        16,877             16,877                  0              16,877

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
ROYCE CAPITAL FUND:
Small-Cap Subaccount
66,259 Shares (Cost $540,862)...................  $    596,330       $    596,330         $        0        $    596,330
Micro-Cap Subaccount
22,394 Shares (Cost $240,818)...................       257,535            257,535                  0             257,535

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS -- CLASS II:
Core Plus Fixed Income Class II Subaccount
480 Shares (Cost $5,488)........................         5,520              5,520                  0               5,520
US Real Estate Class II Subaccount
2,394 Shares (Cost $41,839).....................        48,794             48,794                  0              48,794
                                                  ------------       ------------         ----------        ------------
TOTALS..........................................  $105,112,121       $103,389,293         $1,722,828        $105,112,121
                                                  ============       ============         ==========        ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                       OHIO NATIONAL FUND, INC.
                                        --------------------------------------------------------------------------------------
                                                        MONEY                                                       CAPITAL
                                          EQUITY        MARKET         BOND          OMNI        INTERNATIONAL    APPRECIATION
                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                        ----------    ----------    ----------    -----------    -------------    ------------
                                           2004          2004          2004          2004            2004             2004
                                        ----------    ----------    ----------    -----------    -------------    ------------
Investment activity:
  Reinvested dividends................  $   11,279    $  25,055     $       0     $  129,274      $         0      $   32,503
  Risk & administrative expense (note
     3)...............................    (253,382)     (19,031)      (45,201)      (100,006)         (81,667)        (92,304)
                                        ----------    ---------     ---------     ----------      -----------      ----------
       Net investment activity........    (242,103)       6,024       (45,201)        29,268          (81,667)        (59,801)
                                        ----------    ---------     ---------     ----------      -----------      ----------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains............           0            0             0              0                0               0
  Realized gain (loss)................    (116,208)          10        73,341       (538,802)      (1,057,056)        244,768
  Unrealized gain.....................   3,136,575            0       140,082      1,070,126        1,977,236         783,228
                                        ----------    ---------     ---------     ----------      -----------      ----------
       Net gain on investments........   3,020,367           10       213,423        531,324          920,180       1,027,996
                                        ----------    ---------     ---------     ----------      -----------      ----------
          Net increase in contract
            owners' equity from
            operations................  $2,778,264    $   6,034     $ 168,222     $  560,592      $   838,513      $  968,195
                                        ==========    =========     =========     ==========      ===========      ==========

                                          OHIO NATIONAL FUND, INC.
                                        ----------------------------
                                                       INTERNATIONAL
                                         DISCOVERY       SMALL CO.
                                        SUBACCOUNT      SUBACCOUNT
                                        -----------    -------------
                                           2004            2004
                                        -----------    -------------
Investment activity:
  Reinvested dividends................  $        0       $ 25,736
  Risk & administrative expense (note
     3)...............................     (68,779)       (27,017)
                                        ----------       --------
       Net investment activity........     (68,779)        (1,281)
                                        ----------       --------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains............           0              0
  Realized gain (loss)................    (581,332)        (7,022)
  Unrealized gain.....................   1,246,938        483,065
                                        ----------       --------
       Net gain on investments........     665,606        476,043
                                        ----------       --------
          Net increase in contract
            owners' equity from
            operations................  $  596,827       $474,762
                                        ==========       ========

                                                                            OHIO NATIONAL FUND, INC.
                                                     ----------------------------------------------------------------------
                                                     AGGRESSIVE    SMALL CAP       MID CAP        S&P 500
                                                       GROWTH        GROWTH      OPPORTUNITY       INDEX        BLUE CHIP
                                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                     ----------    ----------    -----------    -----------    ------------
                                                        2004          2004          2004           2004            2004
                                                     ----------    ----------    -----------    -----------    ------------
Investment activity:
  Reinvested dividends.............................  $       0     $       0     $        0     $   104,064     $    3,339
  Risk & administrative expense (note 3)...........     (7,626)      (11,771)       (76,407)        (86,933)        (2,509)
                                                     ---------     ---------     ----------     -----------     ----------
       Net investment activity.....................     (7,626)      (11,771)       (76,407)         17,131            830
                                                     ---------     ---------     ----------     -----------     ----------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.........................          0             0              0               0              0
  Realized gain (loss).............................   (173,159)     (320,974)        (6,333)       (217,299)         3,047
  Unrealized gain..................................    236,932       434,671        947,545       1,037,011         16,495
                                                     ---------     ---------     ----------     -----------     ----------
       Net gain on investments.....................     63,773       113,697        941,212         819,712         19,542
                                                     ---------     ---------     ----------     -----------     ----------
          Net increase in contract owners' equity
            from operations........................  $  56,147     $ 101,926     $  864,805     $   836,843     $   20,372
                                                     =========     =========     ==========     ===========     ==========

                                                       OHIO NATIONAL FUND, INC.
                                                     ----------------------------
                                                     HIGH INCOME       CAPITAL
                                                        BOND           GROWTH
                                                     SUBACCOUNT      SUBACCOUNT
                                                     -----------    -------------
                                                        2004            2004
                                                     -----------    -------------
Investment activity:
  Reinvested dividends.............................  $    1,079       $      0
  Risk & administrative expense (note 3)...........      (3,398)        (4,621)
                                                     ----------       --------
       Net investment activity.....................      (2,319)        (4,621)
                                                     ----------       --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.........................           0              0
  Realized gain (loss).............................      10,703        (54,996)
  Unrealized gain..................................      22,814        129,342
                                                     ----------       --------
       Net gain on investments.....................      33,517         74,346
                                                     ----------       --------
          Net increase in contract owners' equity
            from operations........................  $   31,198       $ 69,725
                                                     ==========       ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                          OHIO NATIONAL FUND, INC.                    DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                   --------------------------------------    ----------------------------------------------------
                                   NASDAQ-100                    BRYTON        FIRST         SECOND        THIRD         FOURTH
                                     INDEX        BRISTOL        GROWTH       QUARTER       QUARTER       QUARTER       QUARTER
                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
                                      2004          2004          2004          2004          2004          2004          2004
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends...........   $     0       $   797        $    0        $    0      $       0     $       0      $      0
  Risk & administrative expense
     (note 3)....................    (2,549)         (720)         (594)         (581)          (350)         (129)         (575)
                                    -------       -------        ------        ------      ---------     ---------      --------
       Net investment activity...    (2,549)           77          (594)         (581)          (350)         (129)         (575)
                                    -------       -------        ------        ------      ---------     ---------      --------
Realized & unrealized gain (loss)
  on investments:
  Reinvested capital gains.......         0         8,195             0             0              0             0             0
  Realized gain..................     4,243         1,279         1,692           143             30            13           100
  Unrealized gain (loss).........    23,767        (4,167)        1,157         1,575            589           382           492
                                    -------       -------        ------        ------      ---------     ---------      --------
       Net gain on investments...    28,010         5,307         2,849         1,718            619           395           592
                                    -------       -------        ------        ------      ---------     ---------      --------
          Net increase in
            contract owners'
            equity from
            operations...........   $25,461       $ 5,384        $2,255        $1,137      $     269     $     266      $     17
                                    =======       =======        ======        ======      =========     =========      ========

                                       DOW TARGET 5 PORTFOLIOS (NOTE 5)               JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                             ----------------------------------------------------    --------------------------------------------
                               FIRST         SECOND        THIRD         FOURTH                       WORLDWIDE
                              QUARTER       QUARTER       QUARTER       QUARTER         GROWTH          GROWTH         BALANCED
                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                             ----------    ----------    ----------    ----------    ------------    ------------    ------------
                                2004          2004          2004          2004           2004            2004            2004
                             ----------    ----------    ----------    ----------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends.....   $     0       $     0        $    0        $    0       $   1,457       $   9,253        $ 36,300
  Risk & administrative
     expense (note 3)......      (593)         (357)           (4)         (843)        (10,613)         (9,173)        (17,234)
                              -------       -------        ------        ------       ---------       ---------        --------
       Net investment
          activity.........      (593)         (357)           (4)         (843)         (9,156)             80          19,066
                              -------       -------        ------        ------       ---------       ---------        --------
Realized & unrealized gain
  (loss) on investments:
  Reinvested capital
     gains.................         0             0             0             0               0               0               0
  Realized gain (loss).....       378            34            (1)        1,604        (147,155)       (200,855)        (19,300)
  Unrealized gain..........     5,249         3,461            35         3,961         186,598         226,200         116,090
                              -------       -------        ------        ------       ---------       ---------        --------
       Net gain on
          investments......     5,627         3,495            34         5,565          39,443          25,345          96,790
                              -------       -------        ------        ------       ---------       ---------        --------
          Net increase in
            contract
            owners' equity
            from
            operations.....   $ 5,034       $ 3,138        $   30        $4,722       $  30,287       $  25,425        $115,856
                              =======       =======        ======        ======       =========       =========        ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                                       VAN KAMPEN
                                                                                                     UNIVERSAL INST.
                                                                                                        FUNDS --
                                                         STRONG VARIABLE INSURANCE FUNDS, INC.           CLASS I
                                                      -------------------------------------------    ---------------
                                                                        MULTI CAP       MID-CAP
                                                      OPPORTUNITY II     VALUE II      GROWTH II     US REAL ESTATE
                                                        SUBACCOUNT      SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                                      --------------    ----------    -----------    ---------------
                                                           2004            2004          2004             2004
                                                      --------------    ----------    -----------    ---------------
Investment activity:
  Reinvested dividends..............................     $     0         $      0      $      0          $  4,989
  Risk & administrative expense (note 3)............      (4,557)          (1,899)       (3,739)           (3,602)
                                                         -------         --------      --------          --------
       Net investment activity......................      (4,557)          (1,899)       (3,739)            1,387
                                                         -------         --------      --------          --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..........................           0                0             0             5,807
  Realized gain (loss)..............................         789            6,653       (60,973)           57,402
  Unrealized gain...................................      55,371           26,387       118,542            54,359
                                                         -------         --------      --------          --------
       Net gain on investments......................      56,160           33,040        57,569           117,568
                                                         -------         --------      --------          --------
          Net increase in contract owners' equity
            from operations.........................     $51,603         $ 31,141      $ 53,830          $118,955
                                                         =======         ========      ========          ========


                                                      GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                      --------------------------------------
                                                       GROWTH &      CORE US       CAPITAL
                                                        INCOME        EQUITY        GROWTH
                                                      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                      ----------    ----------    ----------
                                                         2004          2004          2004
                                                      ----------    ----------    ----------
Investment activity:
  Reinvested dividends..............................   $  4,302      $ 1,195        $  228
  Risk & administrative expense (note 3)............     (3,133)      (1,071)         (334)
                                                       --------      -------        ------
       Net investment activity......................      1,169          124          (106)
                                                       --------      -------        ------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..........................          0            0             0
  Realized gain (loss)..............................     29,832        1,293            45
  Unrealized gain...................................     19,137       13,000         2,587
                                                       --------      -------        ------
       Net gain on investments......................     48,969       14,293         2,632
                                                       --------      -------        ------
          Net increase in contract owners' equity
            from operations.........................   $ 50,138      $14,417        $2,526
                                                       ========      =======        ======

                                                                          PBHG
                                                                        INSURANCE
                                     LAZARD RETIREMENT SERIES, INC.    SERIES FUND
                                     ------------------------------    -----------
                                        EMERGING                         TECH. &
                                         MARKET          SMALL CAP        COMM.
                                       SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                     ---------------    -----------    -----------
                                          2004             2004           2004
                                     ---------------    -----------    -----------
Investment activity:
  Reinvested dividends.............      $ 1,832         $      0       $      0
  Risk & administrative expense
     (note 3)......................       (2,809)          (9,046)          (544)
                                         -------         --------       --------
       Net investment activity.....         (977)          (9,046)          (544)
                                         -------         --------       --------
Realized & unrealized gain (loss)
  on investments:
  Reinvested capital gains.........            0                0              0
  Realized gain (loss).............       36,100           35,432        (26,503)
  Unrealized gain..................       37,653           85,609         27,145
                                         -------         --------       --------
       Net gain on investments.....       73,753          121,041            642
                                         -------         --------       --------
          Net increase in contract
            owners' equity from
            operations.............      $72,776         $111,995       $     98
                                         =======         ========       ========


                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- FUND SERVICE CLASS 2
                                     -------------------------------------------------------------------
                                                              VIP                           VIP EQUITY
                                       VIP MID-CAP        CONTRAFUND       VIP GROWTH         INCOME
                                        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                     ----------------    -------------    -------------    -------------
                                           2004              2004             2004             2004
                                     ----------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends.............      $      0          $  1,586          $   503          $  585
  Risk & administrative expense
     (note 3)......................       (16,358)           (8,807)          (3,463)           (709)
                                         --------          --------          -------          ------
       Net investment activity.....       (16,358)           (7,221)          (2,960)           (124)
                                         --------          --------          -------          ------
Realized & unrealized gain (loss)
  on investments:
  Reinvested capital gains.........             0                 0                0             152
  Realized gain (loss).............        70,315            20,096           (2,565)             10
  Unrealized gain..................       283,662           119,416           10,217           9,516
                                         --------          --------          -------          ------
       Net gain on investments.....       353,977           139,512            7,652           9,678
                                         --------          --------          -------          ------
          Net increase in contract
            owners' equity from
            operations.............      $337,619          $132,291          $ 4,692          $9,554
                                         ========          ========          =======          ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                   JANUS ASPEN SERIES -- SERVICE SHARES
                                          -------------------------------------------------------
                                                        WORLDWIDE                   INTERNATIONAL
                                            GROWTH        GROWTH       BALANCED        GROWTH
                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                          ----------    ----------    ----------    -------------
                                             2004          2004          2004           2004
                                          ----------    ----------    ----------    -------------
Investment activity:
  Reinvested dividends..................   $      0      $    935      $  7,904       $    278
  Risk & administrative expense (note
     3).................................       (975)       (1,097)       (3,755)          (293)
                                           --------      --------      --------       --------
       Net investment activity..........       (975)         (162)        4,149            (15)
                                           --------      --------      --------       --------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains..............          0             0             0              0
  Realized gain (loss)..................    (29,793)      (24,519)        2,349           (548)
  Unrealized gain.......................     31,069        28,752        17,549          2,719
                                           --------      --------      --------       --------
       Net gain on investments..........      1,276         4,233        19,898          2,171
                                           --------      --------      --------       --------
          Net increase in contract
            owners' equity from
            operations..................   $    301      $  4,071      $ 24,047       $  2,156
                                           ========      ========      ========       ========

                                               MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                          --------------------------------------------------------
                                             NEW         INVESTORS       MID CAP
                                          DISCOVERY     GROWTH STOCK      GROWTH      TOTAL RETURN
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                          ----------    ------------    ----------    ------------
                                             2004           2004           2004           2004
                                          ----------    ------------    ----------    ------------
Investment activity:
  Reinvested dividends..................   $     0        $     0        $     0         $14,346
  Risk & administrative expense (note
     3).................................      (229)           (56)          (330)         (9,760)
                                           -------        -------        -------         -------
       Net investment activity..........      (229)           (56)          (330)          4,586
                                           -------        -------        -------         -------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains..............         0              0              0               0
  Realized gain (loss)..................     1,181              8         (1,223)         13,221
  Unrealized gain.......................       311            465          3,441          79,746
                                           -------        -------        -------         -------
       Net gain on investments..........     1,492            473          2,218          92,967
                                           -------        -------        -------         -------
          Net increase in contract
            owners' equity from
            operations..................   $ 1,263        $   417        $ 1,888         $97,553
                                           =======        =======        =======         =======

                                                                                          PIMCO VARIABLE INSURANCE TRUST --
                                                     J.P. MORGAN SERIES TRUST II                ADMINISTRATIVE SHARES
                                                     ----------------------------    -------------------------------------------
                                                        SMALL          MID CAP
                                                       COMPANY          VALUE        REAL RETURN    TOTAL RETURN     GLOBAL BOND
                                                      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ------------    ------------    -----------    -------------    -----------
                                                         2004            2004           2004            2004            2004
                                                     ------------    ------------    -----------    -------------    -----------
Investment activity:
  Reinvested dividends.............................    $      0        $    630       $ 14,882        $ 21,757         $ 1,319
  Risk & administrative expense (note 3)...........      (1,194)         (2,391)       (16,171)        (12,577)           (743)
                                                       --------        --------       --------        --------         -------
       Net investment activity.....................      (1,194)         (1,761)        (1,289)          9,180             576
                                                       --------        --------       --------        --------         -------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.........................           0           1,083         48,369          17,122           2,612
  Realized gain (loss).............................         283          15,110          5,895            (264)          5,900
  Unrealized gain (loss)...........................      31,446          34,990         57,819          16,844          (1,045)
                                                       --------        --------       --------        --------         -------
       Net gain on investments.....................      31,729          51,183        112,083          33,702           7,467
                                                       --------        --------       --------        --------         -------
          Net increase in contract owners' equity
            from operations........................    $ 30,535        $ 49,422       $110,794        $ 42,882         $ 8,043
                                                       ========        ========       ========        ========         =======

                                                        CALVERT
                                                       VARIABLE       UBS SERIES
                                                     SERIES, INC.       TRUST
                                                     -------------    ----------
                                                                         U.S.
                                                     SOCIAL EQUITY    ALLOCATION
                                                      SUBACCOUNT      SUBACCOUNT
                                                     -------------    ----------
                                                         2004            2004
                                                     -------------    ----------
Investment activity:
  Reinvested dividends.............................     $    73        $     0
  Risk & administrative expense (note 3)...........        (975)            (6)
                                                        -------        -------
       Net investment activity.....................        (902)            (6)
                                                        -------        -------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.........................           0              0
  Realized gain (loss).............................         486              0
  Unrealized gain (loss)...........................       6,164             62
                                                        -------        -------
       Net gain on investments.....................       6,650             62
                                                        -------        -------
          Net increase in contract owners' equity
            from operations........................     $ 5,748        $    56
                                                        =======        =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                       DREYFUS VARIABLE
                                                                                      INVESTMENT FUND --
                                                 THE PRUDENTIAL SERIES FUND, INC.       SERVICE SHARES
                                                 ---------------------------------    ------------------

                                                   20/20 FOCUS         JENNISON          APPRECIATION
                                                   SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 ---------------    --------------    ------------------
                                                      2004               2004                2004
                                                 ---------------    --------------    ------------------
Investment activity:
  Reinvested dividends.........................      $     0            $     6            $   233
  Risk & administrative expense (note 3).......          (13)               (91)              (150)
                                                     -------            -------            -------
       Net investment activity.................          (13)               (85)                83
                                                     -------            -------            -------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains.....................            0                  0                  0
  Realized gain (loss).........................            7                  6                 (9)
  Unrealized gain..............................          235              1,400                210
                                                     -------            -------            -------
       Net gain on investments.................          242              1,406                201
                                                     -------            -------            -------
          Net increase in contract owners'
            equity from operations.............      $   229            $ 1,321            $   284
                                                     =======            =======            =======


                                                                             VAN KAMPEN UNIVERSAL INSTITUTIONAL
                                                    ROYCE CAPITAL FUND               FUNDS -- CLASS II
                                                 ------------------------    ----------------------------------
                                                                                CORE PLUS           US REAL
                                                 SMALL-CAP     MICRO-CAP       FIXED INCOME          ESTATE
                                                 SUBACCOUNT    SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                 ----------    ----------    ----------------    --------------
                                                    2004          2004             2004               2004
                                                 ----------    ----------    ----------------    --------------
Investment activity:
  Reinvested dividends.........................   $     0       $     0           $   123            $     7
  Risk & administrative expense (note 3).......    (2,945)       (2,280)              (41)              (125)
                                                  -------       -------           -------            -------
       Net investment activity.................    (2,945)       (2,280)               82               (118)
                                                  -------       -------           -------            -------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains.....................    28,555        17,996                 7                  8
  Realized gain (loss).........................     6,085         5,791                 1                 10
  Unrealized gain..............................    49,138         1,238                17              6,939
                                                  -------       -------           -------            -------
       Net gain on investments.................    83,778        25,025                25              6,957
                                                  -------       -------           -------            -------
          Net increase in contract owners'
            equity from operations.............   $80,833       $22,745           $   107            $ 6,839
                                                  =======       =======           =======            =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                        OHIO NATIONAL FUND, INC.
                                          ------------------------------------------------------------------------------------
                                                    EQUITY                     MONEY MARKET                     BOND
                                                  SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                          --------------------------    --------------------------    ------------------------
                                             2004           2003           2004           2003           2004          2003
                                          -----------    -----------    -----------    -----------    ----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $  (242,103)   $  (223,314)   $     6,024    $      (835)   $  (45,201)   $  176,766
  Reinvested capital gains..............            0              0              0              0             0             0
  Realized gain (loss)..................     (116,208)    (1,280,521)            10            200        73,341        38,941
  Unrealized gain.......................    3,136,575     10,052,883              0              0       140,082       167,070
                                          -----------    -----------    -----------    -----------    ----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations..................    2,778,264      8,549,048          6,034           (635)      168,222       382,777
                                          -----------    -----------    -----------    -----------    ----------    ----------
Equity transactions:
  Contract purchase payments............      311,322        341,582         85,181        107,340        36,234        59,423
  Transfers from fixed & other
     subaccounts........................      829,355      1,655,036      1,044,577      1,744,380       116,717       310,893
  Withdrawals & surrenders..............   (2,845,100)    (2,723,130)      (725,435)      (708,379)     (667,650)     (286,062)
  Surrender charges (note 3)............      (27,099)       (14,602)        (4,928)        (6,956)       (7,930)       (2,919)
  Annual contract fees (note 3).........      (16,184)       (16,561)        (1,204)        (1,908)       (1,840)       (2,373)
  Annuity & death benefit payments......     (422,610)      (330,584)       (91,036)      (125,802)     (124,125)      (79,110)
  Transfers to fixed & other
     subaccounts........................     (770,586)    (1,699,005)    (1,527,310)    (2,399,703)     (299,922)     (815,718)
                                          -----------    -----------    -----------    -----------    ----------    ----------
       Net equity transactions..........   (2,940,902)    (2,787,264)    (1,220,155)    (1,391,028)     (948,516)     (815,866)
                                          -----------    -----------    -----------    -----------    ----------    ----------
          Net change in contract owners'
            equity......................     (162,638)     5,761,784     (1,214,121)    (1,391,663)     (780,294)     (433,089)
                                          -----------    -----------    -----------    -----------    ----------    ----------
Contract owners' equity:
  Beginning of period...................   27,558,763     21,796,979      3,198,908      4,590,571     4,160,740     4,593,829
                                          -----------    -----------    -----------    -----------    ----------    ----------
  End of period.........................  $27,396,125    $27,558,763    $ 1,984,787    $ 3,198,908    $3,380,446    $4,160,740
                                          ===========    ===========    ===========    ===========    ==========    ==========
Change in units:
  Beginning units.......................      609,504        690,700        135,043        212,182       159,598       192,325
                                          -----------    -----------    -----------    -----------    ----------    ----------
  Units purchased.......................       29,147         66,344         64,298        104,798         6,239        12,727
  Units redeemed........................      (97,563)      (147,540)      (134,172)      (181,937)      (41,045)      (45,454)
                                          -----------    -----------    -----------    -----------    ----------    ----------
  Ending units..........................      541,088        609,504         65,169        135,043       124,792       159,598
                                          ===========    ===========    ===========    ===========    ==========    ==========

                                           OHIO NATIONAL FUND, INC.
                                          --------------------------
                                                     OMNI
                                                  SUBACCOUNT
                                          --------------------------
                                             2004           2003
                                          -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $    29,268    $    23,027
  Reinvested capital gains..............            0              0
  Realized gain (loss)..................     (538,802)      (938,393)
  Unrealized gain.......................    1,070,126      3,028,745
                                          -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations..................      560,592      2,113,379
                                          -----------    -----------
Equity transactions:
  Contract purchase payments............      129,410         94,504
  Transfers from fixed & other
     subaccounts........................       81,846         28,728
  Withdrawals & surrenders..............   (1,171,490)      (678,784)
  Surrender charges (note 3)............       (8,440)        (3,741)
  Annual contract fees (note 3).........       (7,627)        (8,496)
  Annuity & death benefit payments......     (163,977)      (217,355)
  Transfers to fixed & other
     subaccounts........................     (276,483)      (636,950)
                                          -----------    -----------
       Net equity transactions..........   (1,416,761)    (1,422,094)
                                          -----------    -----------
          Net change in contract owners'
            equity......................     (856,169)       691,285
                                          -----------    -----------
Contract owners' equity:
  Beginning of period...................   10,418,937      9,727,652
                                          -----------    -----------
  End of period.........................  $ 9,562,768    $10,418,937
                                          ===========    ===========
Change in units:
  Beginning units.......................      428,001        498,797
                                          -----------    -----------
  Units purchased.......................        8,413          5,506
  Units redeemed........................      (68,941)       (76,302)
                                          -----------    -----------
  Ending units..........................      367,473        428,001
                                          ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                          OHIO NATIONAL FUND, INC.
                                           --------------------------------------------------------------------------------------
                                                 INTERNATIONAL              CAPITAL APPRECIATION               DISCOVERY
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                           --------------------------    --------------------------    --------------------------
                                              2004           2003           2004           2003           2004           2003
                                           -----------    -----------    -----------    -----------    -----------    -----------
Increase in contract owners' equity from
  operations:
  Net investment activity................  $   (81,667)   $   (45,791)   $   (59,801)   $   (52,891)   $   (68,779)   $   (64,858)
  Reinvested capital gains...............            0              0              0              0              0              0
  Realized gain (loss)...................   (1,057,056)    (1,997,831)       244,768       (281,985)      (581,332)    (1,033,213)
  Unrealized gain........................    1,977,236      4,190,761        783,228      2,696,384      1,246,938      3,105,036
                                           -----------    -----------    -----------    -----------    -----------    -----------
          Net increase in contract
            owners'
            equity from operations.......      838,513      2,147,139        968,195      2,361,508        596,827      2,006,965
                                           -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Contract purchase payments.............      145,371        127,270         75,657         97,146         86,187         80,180
  Transfers from fixed & other
     subaccounts.........................       68,794         37,653        216,173        221,204        286,206        113,606
  Withdrawals & surrenders...............   (1,607,873)    (1,302,691)    (1,417,997)    (1,223,981)      (951,656)      (676,525)
  Surrender charges (note 3).............       (6,802)        (3,010)        (6,040)       (10,875)        (4,443)        (4,902)
  Annual contract fees (note 3)..........       (5,498)        (6,053)        (3,909)        (4,057)        (3,287)        (3,587)
  Annuity & death benefit payments.......     (172,015)      (168,352)      (150,831)      (124,064)       (71,258)       (23,562)
  Transfers to fixed & other
     subaccounts.........................     (357,832)      (646,673)      (315,919)    (1,152,008)      (724,700)      (627,151)
                                           -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions...........   (1,935,855)    (1,961,856)    (1,602,866)    (2,196,635)    (1,382,951)    (1,141,941)
                                           -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract owners'
            equity.......................   (1,097,342)       185,283       (634,671)       164,873       (786,124)       865,024
                                           -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity:
  Beginning of period....................    8,699,034      8,513,751      9,662,351      9,497,478      7,299,825      6,434,801
                                           -----------    -----------    -----------    -----------    -----------    -----------
  End of period..........................  $ 7,601,692    $ 8,699,034    $ 9,027,680    $ 9,662,351    $ 6,513,701    $ 7,299,825
                                           ===========    ===========    ===========    ===========    ===========    ===========
Change in units:
  Beginning units........................      570,225        734,969        384,351        494,524        294,973        353,311
                                           -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased........................       13,736         13,113         11,531         12,236         12,564          8,871
  Units redeemed.........................     (137,679)      (177,857)       (74,438)      (122,409)       (66,071)       (67,209)
                                           -----------    -----------    -----------    -----------    -----------    -----------
  Ending units...........................      446,282        570,225        321,444        384,351        241,466        294,973
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             OHIO NATIONAL FUND, INC.
                                           ----------------------------
                                           INTERNATIONAL SMALL COMPANY
                                                    SUBACCOUNT
                                           ----------------------------
                                               2004            2003
                                           ------------    ------------
Increase in contract owners' equity from
  operations:
  Net investment activity................   $   (1,281)     $  (17,769)
  Reinvested capital gains...............            0               0
  Realized gain (loss)...................       (7,022)       (235,629)
  Unrealized gain........................      483,065       1,236,942
                                            ----------      ----------
          Net increase in contract
            owners'
            equity from operations.......      474,762         983,544
                                            ----------      ----------
Equity transactions:
  Contract purchase payments.............       22,009           7,845
  Transfers from fixed & other
     subaccounts.........................      125,011         138,027
  Withdrawals & surrenders...............     (435,502)       (293,462)
  Surrender charges (note 3).............       (2,873)         (1,496)
  Annual contract fees (note 3)..........         (941)           (942)
  Annuity & death benefit payments.......     (111,922)         (8,301)
  Transfers to fixed & other
     subaccounts.........................     (174,262)       (138,447)
                                            ----------      ----------
       Net equity transactions...........     (578,480)       (296,776)
                                            ----------      ----------
          Net change in contract owners'
            equity.......................     (103,718)        686,768
                                            ----------      ----------
Contract owners' equity:
  Beginning of period....................    2,809,980       2,123,212
                                            ----------      ----------
  End of period..........................   $2,706,262      $2,809,980
                                            ==========      ==========
Change in units:
  Beginning units........................      166,889         191,479
                                            ----------      ----------
  Units purchased........................        8,540          10,388
  Units redeemed.........................      (41,273)        (34,978)
                                            ----------      ----------
  Ending units...........................      134,156         166,889
                                            ==========      ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                          OHIO NATIONAL FUND, INC.
                                              --------------------------------------------------------------------------------
                                                AGGRESSIVE GROWTH           SMALL CAP GROWTH           MID CAP OPPORTUNITY
                                                    SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                              ----------------------    ------------------------    --------------------------
                                                2004         2003          2004          2003          2004           2003
                                              ---------    ---------    ----------    ----------    -----------    -----------
Increase in contract owners' equity from
  operations:
  Net investment activity...................  $  (7,626)   $  (7,671)   $  (11,771)   $  (11,892)   $   (76,407)   $   (69,151)
  Reinvested capital gains..................          0            0             0             0              0              0
  Realized loss.............................   (173,159)    (175,497)     (320,974)     (583,525)        (6,333)      (469,755)
  Unrealized gain...........................    236,932      386,125       434,671       989,931        947,545      3,212,885
                                              ---------    ---------    ----------    ----------    -----------    -----------
          Net increase in contract owners'
            equity from operations..........     56,147      202,957       101,926       394,514        864,805      2,673,979
                                              ---------    ---------    ----------    ----------    -----------    -----------
Equity transactions:
  Contract purchase payments................      4,271        6,126        69,882       (51,846)        35,751        117,267
  Transfers from fixed & other
     subaccounts............................     12,629       26,633        29,196        74,862        218,510        247,538
  Withdrawals & surrenders..................   (146,959)     (64,204)     (138,365)      (76,220)      (865,383)      (849,831)
  Surrender charges (note 3)................     (1,240)        (571)       (1,192)         (645)        (6,602)        (7,730)
  Annual contract fees (note 3).............       (417)        (542)         (621)         (690)        (3,304)        (3,391)
  Annuity & death benefit payments..........     (2,883)     (14,316)       (9,839)      (11,832)       (95,925)       (98,389)
  Transfers to fixed & other subaccounts....    (50,800)     (52,665)     (222,970)     (201,496)      (788,078)      (572,002)
                                              ---------    ---------    ----------    ----------    -----------    -----------
       Net equity transactions..............   (185,399)     (99,539)     (273,909)     (267,867)    (1,505,031)    (1,166,538)
                                              ---------    ---------    ----------    ----------    -----------    -----------
          Net change in contract owners'
            equity..........................   (129,252)     103,418      (171,983)      126,647       (640,226)     1,507,441
                                              ---------    ---------    ----------    ----------    -----------    -----------
Contract owners' equity:
  Beginning of period.......................    845,944      742,526     1,304,213     1,177,566      8,140,639      6,633,198
                                              ---------    ---------    ----------    ----------    -----------    -----------
  End of period.............................  $ 716,692    $ 845,944    $1,132,230    $1,304,213    $ 7,500,413    $ 8,140,639
                                              =========    =========    ==========    ==========    ===========    ===========
Change in units:
  Beginning units...........................    131,627      150,003       125,363       162,795        423,796        500,187
                                              ---------    ---------    ----------    ----------    -----------    -----------
  Units purchased...........................      2,484        5,197         8,539           195          9,580         20,072
  Units redeemed............................    (30,853)     (23,573)      (34,814)      (37,627)       (85,792)       (96,463)
                                              ---------    ---------    ----------    ----------    -----------    -----------
  Ending units..............................    103,258      131,627        99,088       125,363        347,584        423,796
                                              =========    =========    ==========    ==========    ===========    ===========

                                              OHIO NATIONAL FUND, INC.
                                              -------------------------
                                                    S&P 500 INDEX
                                                     SUBACCOUNT
                                              -------------------------
                                                 2004          2003
                                              ----------    -----------
Increase in contract owners' equity from
  operations:
  Net investment activity...................  $   17,131    $    21,526
  Reinvested capital gains..................           0              0
  Realized loss.............................    (217,299)      (818,156)
  Unrealized gain...........................   1,037,011      2,867,713
                                              ----------    -----------
          Net increase in contract owners'
            equity from operations..........     836,843      2,071,083
                                              ----------    -----------
Equity transactions:
  Contract purchase payments................     206,521        165,008
  Transfers from fixed & other
     subaccounts............................     336,614        728,933
  Withdrawals & surrenders..................    (700,892)      (824,863)
  Surrender charges (note 3)................      (6,652)        (5,901)
  Annual contract fees (note 3).............      (4,066)        (4,388)
  Annuity & death benefit payments..........    (132,936)      (146,496)
  Transfers to fixed & other subaccounts....    (532,594)    (1,139,812)
                                              ----------    -----------
       Net equity transactions..............    (834,005)    (1,227,519)
                                              ----------    -----------
          Net change in contract owners'
            equity..........................       2,838        843,564
                                              ----------    -----------
Contract owners' equity:
  Beginning of period.......................   9,572,484      8,728,920
                                              ----------    -----------
  End of period.............................  $9,575,322    $ 9,572,484
                                              ==========    ===========
Change in units:
  Beginning units...........................     612,846        706,746
                                              ----------    -----------
  Units purchased...........................      33,970         63,242
  Units redeemed............................     (85,388)      (157,142)
                                              ----------    -----------
  Ending units..............................     561,428        612,846
                                              ==========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                       OHIO NATIONAL FUND, INC.
                                     --------------------------------------------------------------------------------------------
                                       SOCIAL                              EQUITY
                                     AWARENESS                             INCOME
                                     SUBACCOUNT        BLUE CHIP         SUBACCOUNT     HIGH INCOME BOND        CAPITAL GROWTH
                                      (NOTE 5)         SUBACCOUNT         (NOTE 5)         SUBACCOUNT             SUBACCOUNT
                                     ----------   --------------------   ----------   --------------------   --------------------
                                        2003        2004       2003         2003        2004       2003        2004       2003
                                     ----------   --------   ---------   ----------   --------   ---------   --------   ---------
Increase in contract owners' equity
  from operations:
  Net investment activity..........  $     205    $    830   $     576   $     274    $ (2,319)  $  22,366   $ (4,621)  $  (3,792)
  Reinvested capital gains.........          0           0           0           0           0           0          0           0
  Realized gain (loss).............   (104,763)      3,047     (18,018)    (15,543)     10,703         974    (54,996)   (135,058)
  Unrealized gain..................    110,042      16,495      76,395      17,165      22,814      40,197    129,342     244,774
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
          Net increase in contract
            owners' equity from
            operations.............      5,484      20,372      58,953       1,896      31,198      63,537     69,725     105,924
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
Equity transactions:
  Contract purchase payments.......      1,705      10,674       3,867       1,750       1,462      33,553     25,143      31,077
  Transfers from fixed & other
     subaccounts...................          0      20,135     113,808      23,481     108,460     126,056     55,360      46,722
  Withdrawals & surrenders.........          0      (2,325)    (17,964)          0     (40,459)    (12,332)   (38,186)    (15,803)
  Surrender charges (note 3).......          0          (3)       (173)          0        (779)       (359)      (458)        (15)
  Annual contract fees (note 3)....        (23)       (135)       (149)         (9)       (196)       (254)      (368)       (340)
  Annuity & death benefit
     payments......................       (458)     (3,577)     (3,833)       (399)    (11,942)     (1,234)      (748)       (674)
  Transfers to fixed & other
     subaccounts...................    (95,172)    (45,738)   (136,101)   (131,679)    (83,802)   (148,509)   (68,286)   (110,846)
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
       Net equity transactions.....    (93,948)    (20,969)    (40,545)   (106,856)    (27,256)     (3,079)   (27,543)    (49,879)
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
          Net change in contract
            owners' equity.........    (88,464)       (597)     18,408    (104,960)      3,942      60,458     42,182      56,045
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
Contract owners' equity:
  Beginning of period..............     88,464     261,583     243,175     104,960     348,611     288,153    410,467     354,422
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
  End of period....................  $       0    $260,986   $ 261,583   $       0    $352,553   $ 348,611   $452,649   $ 410,467
                                     =========    ========   =========   =========    ========   =========   ========   =========
Change in units:
  Beginning units..................     16,313      26,657      31,081      16,253      28,537      28,691     58,768      70,373
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
  Units purchased..................        333       3,077      11,594         278       8,685      10,973     11,113       9,212
  Units redeemed...................    (16,646)     (5,235)    (16,018)    (16,531)    (10,891)    (11,127)   (15,141)    (20,817)
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
  Ending units.....................          0      24,499      26,657           0      26,331      28,537     54,740      58,768
                                     =========    ========   =========   =========    ========   =========   ========   =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                 DOW TARGET 10
                                                               OHIO NATIONAL FUND, INC.                       PORTFOLIOS (NOTE 5)
                                            ---------------------------------------------------------------   -------------------
                                              NASDAQ-100 INDEX                             BRYTON GROWTH         FIRST QUARTER
                                                 SUBACCOUNT        BRISTOL SUBACCOUNT       SUBACCOUNT            SUBACCOUNT
                                            --------------------   ------------------   -------------------   -------------------
                                              2004       2003       2004       2003       2004       2003       2004       2003
                                            --------   ---------   -------   --------   --------   --------   --------   --------
Increase in contract owners' equity from
  operations:
  Net investment activity.................  $ (2,549)  $  (2,472)  $    77   $    (68)  $   (594)  $   (387)  $  (581)   $   851
  Reinvested capital gains................         0           0     8,195          0          0          0         0          0
  Realized gain (loss)....................     4,243     (42,466)    1,279       (843)     1,692     (5,657)      143         58
  Unrealized gain (loss)..................    23,767     137,635    (4,167)     8,958      1,157     11,005     1,575     13,964
                                            --------   ---------   -------   --------   --------   --------   -------    -------
          Net increase in contract owners'
            equity from operations........    25,461      92,697     5,384      8,047      2,255      4,961     1,137     14,873
                                            --------   ---------   -------   --------   --------   --------   -------    -------
Equity transactions:
  Contract purchase payments..............       708         597     1,500          0          0          0         0     39,634
  Transfers from fixed & other
     subaccounts..........................    72,341     129,339    10,066     65,843      9,681     68,767         0          0
  Withdrawals & surrenders................    (8,446)    (31,500)   (9,511)         0    (10,241)      (335)        0          0
  Surrender charges (note 3)..............       (88)       (229)        0          0         (1)         0         0          0
  Annual contract fees (note 3)...........      (123)       (127)       (3)         0         (9)       (10)      (15)         0
  Annuity & death benefit payments........         0           0    (5,453)         0          0          0         0          0
  Transfers to fixed & other
     subaccounts..........................   (57,521)   (156,054)        0    (19,565)   (22,607)   (41,095)        0          0
                                            --------   ---------   -------   --------   --------   --------   -------    -------
       Net equity transactions............     6,871     (57,974)   (3,401)    46,278    (23,177)    27,327       (15)    39,634
                                            --------   ---------   -------   --------   --------   --------   -------    -------
          Net change in contract owners'
            equity........................    32,332      34,723     1,983     54,325    (20,922)    32,288     1,122     54,507
                                            --------   ---------   -------   --------   --------   --------   -------    -------
Contract owners' equity:
  Beginning of period.....................   249,596     214,873    78,182     23,857     78,581     46,293    54,507          0
                                            --------   ---------   -------   --------   --------   --------   -------    -------
  End of period...........................  $281,928   $ 249,596   $80,165   $ 78,182   $ 57,659   $ 78,581   $55,629    $54,507
                                            ========   =========   =======   ========   ========   ========   =======    =======
Change in units:
  Beginning units.........................    68,211      85,971     7,586      3,038      8,555      6,773     5,099          0
                                            --------   ---------   -------   --------   --------   --------   -------    -------
  Units purchased.........................    20,762      45,527     1,103      7,060        994      8,112         0      5,099
  Units redeemed..........................   (18,178)    (63,287)   (1,465)    (2,512)    (3,659)    (6,330)       (2)         0
                                            --------   ---------   -------   --------   --------   --------   -------    -------
  Ending units............................    70,795      68,211     7,224      7,586      5,890      8,555     5,097      5,099
                                            ========   =========   =======   ========   ========   ========   =======    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                          DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                     ----------------------------------------------------------------------------
                                                       SECOND QUARTER        THIRD QUARTER         FOURTH QUARTER       NOVEMBER
                                                         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                                     ------------------    ------------------    ------------------    ----------
                                                      2004       2003       2004       2003       2004       2003         2003
                                                     -------    -------    -------    -------    -------    -------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity..........................  $  (350)   $   414    $  (129)   $    96    $  (575)   $   593     $    108
  Reinvested capital gains.........................        0          0          0          0          0          0            0
  Realized gain (loss).............................       30          4         13          2        100         40       (1,833)
  Unrealized gain..................................      589      3,719        382      1,354        492      9,914        2,132
                                                     -------    -------    -------    -------    -------    -------     --------
          Net increase in contract owners' equity
            from operations........................      269      4,137        266      1,452         17     10,547          407
                                                     -------    -------    -------    -------    -------    -------     --------
Equity transactions:
  Contract purchase payments.......................        0     28,934          0          0          0          0            0
  Transfers from fixed & other subaccounts.........        0          0          0     10,590          0     43,395            0
  Withdrawals & surrenders.........................        0          0          0          0          0          0       (2,061)
  Surrender charges (note 3).......................        0          0          0          0          0          0            0
  Annual contract fees (note 3)....................       (7)        (8)        (4)        (5)       (37)       (37)           0
  Annuity & death benefit payments.................        0          0          0          0          0          0            0
  Transfers to fixed & other subaccounts...........        0          0          0          0          0          0      (43,396)
                                                     -------    -------    -------    -------    -------    -------     --------
       Net equity transactions.....................       (7)    28,926         (4)    10,585        (37)    43,358      (45,457)
                                                     -------    -------    -------    -------    -------    -------     --------
          Net change in contract owners' equity....      262     33,063        262     12,037        (20)    53,905      (45,050)
                                                     -------    -------    -------    -------    -------    -------     --------
Contract owners' equity:
  Beginning of period..............................   33,063          0     12,037          0     53,905          0       45,050
                                                     -------    -------    -------    -------    -------    -------     --------
  End of period....................................  $33,325    $33,063    $12,299    $12,037    $53,885    $53,905     $      0
                                                     =======    =======    =======    =======    =======    =======     ========
Change in units:
  Beginning units..................................    2,641          0        971          0      4,165          0        5,683
                                                     -------    -------    -------    -------    -------    -------     --------
  Units purchased..................................        0      2,642          0        971          0      4,168            0
  Units redeemed...................................        0         (1)         0          0         (3)        (3)      (5,683)
                                                     -------    -------    -------    -------    -------    -------     --------
  Ending units.....................................    2,641      2,641        971        971      4,162      4,165            0
                                                     =======    =======    =======    =======    =======    =======     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                           DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                 ----------------------------------------------------
                                                      FIRST QUARTER           FEBRUARY       MARCH
                                                        SUBACCOUNT           SUBACCOUNT    SUBACCOUNT
                                                 ------------------------    ----------    ----------
                                                  2004          2003            2003          2003
                                                 -------    -------------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (593)      $   634        $     0       $     3
  Reinvested capital gains.....................        0         2,701              0             0
  Realized gain (loss).........................      378           336           (109)         (920)
  Unrealized gain..............................    5,249         9,981            155           905
                                                 -------       -------        -------       -------
          Net increase (decrease) in contract
            owners'
            equity from operations.............    5,034        13,652             46           (12)
                                                 -------       -------        -------       -------
Equity transactions:
  Contract purchase payments...................        0        39,634              0             0
  Transfers from fixed & other subaccounts.....        0         2,812              0             0
  Withdrawals & surrenders.....................      (82)            0              0             0
  Surrender charges (note 3)...................       (6)            0              0             0
  Annual contract fees (note 3)................      (22)           (6)             0             0
  Annuity & death benefit payments.............   (1,312)       (1,633)             0        (1,000)
  Transfers to fixed & other subaccounts.......        0             0         (1,386)       (2,717)
                                                 -------       -------        -------       -------
       Net equity transactions.................   (1,422)       40,807         (1,386)       (3,717)
                                                 -------       -------        -------       -------
          Net change in contract owners'
            equity.............................    3,612        54,459         (1,340)       (3,729)
                                                 -------       -------        -------       -------
Contract owners' equity:
  Beginning of period..........................   54,543            84          1,340         3,729
                                                 -------       -------        -------       -------
  End of period................................  $58,155       $54,543        $     0       $     0
                                                 =======       =======        =======       =======
Change in units:
  Beginning units..............................    4,983             9            125           324
                                                 -------       -------        -------       -------
  Units purchased..............................        0         4,826              0             0
  Units redeemed...............................     (130)          148           (125)         (324)
                                                 -------       -------        -------       -------
  Ending units.................................    4,853         4,983              0             0
                                                 =======       =======        =======       =======

                                                           DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                 -----------------------------------------------------
                                                      SECOND QUARTER             MAY           JUNE
                                                        SUBACCOUNT            SUBACCOUNT    SUBACCOUNT
                                                 -------------------------    ----------    ----------
                                                  2004           2003            2003          2003
                                                 -------    --------------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (357)      $   318          $   0         $   0
  Reinvested capital gains.....................        0             0              0             0
  Realized gain (loss).........................       34            (2)           (41)          (53)
  Unrealized gain..............................    3,461         2,472             42            50
                                                 -------       -------          -----         -----
          Net increase (decrease) in contract
            owners'
            equity from operations.............    3,138         2,788              1            (3)
                                                 -------       -------          -----         -----
Equity transactions:
  Contract purchase payments...................        0        28,934              0             0
  Transfers from fixed & other subaccounts.....        0           238              0             0
  Withdrawals & surrenders.....................        0             0              0             0
  Surrender charges (note 3)...................        0             0              0             0
  Annual contract fees (note 3)................      (10)           (8)             0            (1)
  Annuity & death benefit payments.............        0             0              0             0
  Transfers to fixed & other subaccounts.......        0             0           (122)         (115)
                                                 -------       -------          -----         -----
       Net equity transactions.................      (10)       29,164           (122)         (116)
                                                 -------       -------          -----         -----
          Net change in contract owners'
            equity.............................    3,128        31,952           (121)         (119)
                                                 -------       -------          -----         -----
Contract owners' equity:
  Beginning of period..........................   32,169           217            121           119
                                                 -------       -------          -----         -----
  End of period................................  $35,297       $32,169          $   0         $   0
                                                 =======       =======          =====         =====
Change in units:
  Beginning units..............................    2,701            22             12            13
                                                 -------       -------          -----         -----
  Units purchased..............................        0         2,680              0             0
  Units redeemed...............................        0            (1)           (12)          (13)
                                                 -------       -------          -----         -----
  Ending units.................................    2,701         2,701              0             0
                                                 =======       =======          =====         =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                   DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                     --------------------------------------------------------------------------------------------
                                     THIRD QUARTER       AUGUST      SEPTEMBER       FOURTH QUARTER       NOVEMBER      DECEMBER
                                       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                     --------------    ----------    ----------    ------------------    ----------    ----------
                                     2004     2003        2003          2003        2004       2003         2003          2003
                                     -----    -----    ----------    ----------    -------    -------    ----------    ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $ (4)    $  7       $   1         $   0       $  (843)   $   913     $    277       $   1
  Reinvested capital gains.........     0        8           0             0             0        261            0           0
  Realized gain (loss).............    (1)      (1)         (9)          (22)        1,604         51        1,488         (40)
  Unrealized gain..................    35       36           6            20         3,961     13,454        1,934          37
                                     ----     ----       -----         -----       -------    -------     --------       -----
          Net increase (decrease)
            in contract owners'
            equity from
            operations.............    30       50          (2)           (2)        4,722     14,679        3,699          (2)
                                     ----     ----       -----         -----       -------    -------     --------       -----
Equity transactions:
  Contract purchase payments.......     0        0           0             0             0          0            0           0
  Transfers from fixed & other
     subaccounts...................     0      273           0             0             0     71,162            0           0
  Withdrawals & surrenders.........     0        0           0             0        (7,084)         0            0           0
  Surrender charges (note 3).......     0        0           0             0             0          0            0           0
  Annual contract fees (note 3)....    (1)      (1)         (1)            0           (40)       (38)          (1)         (1)
  Annuity & death benefit
     payments......................     0        0           0             0             0          0            0           0
  Transfers to fixed & other
     subaccounts...................     0        0        (146)         (128)            0          0      (71,041)       (122)
                                     ----     ----       -----         -----       -------    -------     --------       -----
       Net equity transactions.....    (1)     272        (147)         (128)       (7,124)    71,124      (71,042)       (123)
                                     ----     ----       -----         -----       -------    -------     --------       -----
          Net change in contract
            owners' equity.........    29      322        (149)         (130)       (2,402)    85,803      (67,343)       (125)
                                     ----     ----       -----         -----       -------    -------     --------       -----
Contract owners' equity:
  Beginning of period..............   448      126         149           130        85,959        156       67,343         125
                                     ----     ----       -----         -----       -------    -------     --------       -----
  End of period....................  $477     $448       $   0         $   0       $83,557    $85,959     $      0       $   0
                                     ====     ====       =====         =====       =======    =======     ========       =====
Change in units:
  Beginning units..................    41       13          13            13         6,126         13        9,277          14
                                     ----     ----       -----         -----       -------    -------     --------       -----
  Units purchased..................    (1)      28           0             0             0      6,116            0           0
  Units redeemed...................     0        0         (13)          (13)         (481)        (3)      (9,277)        (14)
                                     ----     ----       -----         -----       -------    -------     --------       -----
  Ending units.....................    40       41           0             0         5,645      6,126            0           0
                                     ====     ====       =====         =====       =======    =======     ========       =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                    JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                                 --------------------------------------------------------------------------------
                                                          GROWTH                 WORLDWIDE GROWTH                BALANCED
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 ------------------------    ------------------------    ------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity......................  $   (9,156)   $  (10,264)   $       80    $  (13,601)   $   19,066    $   21,137
  Reinvested capital gains.....................           0             0             0             0             0             0
  Realized loss................................    (147,155)     (220,350)     (200,855)     (421,727)      (19,300)      (64,896)
  Unrealized gain..............................     186,598       523,026       226,200       632,424       116,090       255,162
                                                 ----------    ----------    ----------    ----------    ----------    ----------
          Net increase in contract owners'
            equity from operations.............      30,287       292,412        25,425       197,096       115,856       211,403
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments...................      17,905        42,377        10,840        87,097        19,417        75,001
  Transfers from fixed & other subaccounts.....      22,707        71,490        25,257        52,015        28,385       218,899
  Withdrawals & surrenders.....................    (108,002)      (46,510)      (79,671)      (93,469)     (150,218)     (160,603)
  Surrender charges (note 3)...................        (907)         (366)       (1,125)         (682)         (666)       (2,481)
  Annual contract fees (note 3)................        (555)         (715)         (459)         (625)       (1,024)       (1,146)
  Annuity & death benefit payments.............      (8,317)       (4,237)      (34,485)      (16,768)      (57,442)      (45,219)
  Transfers to fixed & other subaccounts.......    (125,172)     (231,641)     (178,208)     (347,741)     (132,976)     (232,317)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions.................    (202,341)     (169,602)     (257,851)     (320,173)     (294,524)     (147,866)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
          Net change in contract owners'
            equity.............................    (172,054)      122,810      (232,426)     (123,077)     (178,668)       63,537
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period..........................   1,183,755     1,060,945     1,092,842     1,215,919     1,794,039     1,730,502
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  End of period................................  $1,011,701    $1,183,755    $  860,416    $1,092,842    $1,615,371    $1,794,039
                                                 ==========    ==========    ==========    ==========    ==========    ==========
Change in units:
  Beginning units..............................     169,929       198,627       139,957       194,550       167,494       185,445
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased..............................       5,776        14,222         4,646         9,443         4,491        24,545
  Units redeemed...............................     (35,242)      (42,920)      (38,649)      (64,036)      (31,613)      (42,496)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  Ending units.................................     140,463       169,929       105,954       139,957       140,372       167,494
                                                 ==========    ==========    ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                            STRONG VARIABLE INSURANCE FUNDS, INC.
                                                            ---------------------------------------------------------------------
                                                               OPPORTUNITY II        MULTI CAP VALUE II       MID CAP GROWTH II
                                                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                            --------------------    --------------------    ---------------------
                                                              2004        2003        2004        2003        2004        2003
                                                            --------    --------    --------    --------    --------    ---------
Increase in contract owners' equity from operations:
  Net investment activity.................................  $ (4,557)   $ (2,707)   $ (1,899)   $ (1,459)   $ (3,739)   $  (4,015)
  Reinvested capital gains................................         0           0           0           0           0            0
  Realized gain (loss)....................................       789     (24,595)      6,653      (3,731)    (60,973)    (226,956)
  Unrealized gain.........................................    55,371     116,624      26,387      64,036     118,542      327,752
                                                            --------    --------    --------    --------    --------    ---------
          Net increase in contract owners' equity from
           operations.....................................    51,603      89,322      31,141      58,846      53,830       96,781
                                                            --------    --------    --------    --------    --------    ---------
Equity transactions:
  Contract purchase payments..............................       896       7,906           0         150       1,725        8,282
  Transfers from fixed & other subaccounts................    37,785      88,524      13,725      20,385      26,976      152,379
  Withdrawals & surrenders................................   (60,297)    (19,983)    (25,000)     (1,357)    (33,246)     (18,953)
  Surrender charges (note 3)..............................       (18)        (71)          0           0        (244)         (25)
  Annual contract fees (note 3)...........................      (193)       (167)        (48)        (40)       (257)        (306)
  Annuity & death benefit payments........................   (19,842)     (4,760)       (647)       (113)    (19,407)      (4,868)
  Transfers to fixed & other subaccounts..................   (53,834)    (39,879)    (20,111)    (13,340)    (59,698)    (215,791)
                                                            --------    --------    --------    --------    --------    ---------
       Net equity transactions............................   (95,503)     31,570     (32,081)      5,685     (84,151)     (79,282)
                                                            --------    --------    --------    --------    --------    ---------
          Net change in contract owners' equity...........   (43,900)    120,892        (940)     64,531     (30,321)      17,499
                                                            --------    --------    --------    --------    --------    ---------
Contract owner's equity:
  Beginning of period.....................................   367,786     246,894     223,594     159,063     392,791      375,292
                                                            --------    --------    --------    --------    --------    ---------
  End of period...........................................  $323,886    $367,786    $222,654    $223,594    $362,470    $ 392,791
                                                            ========    ========    ========    ========    ========    =========
Change in units:
  Beginning units.........................................    33,168      30,183      18,905      18,435      64,046       81,389
                                                            --------    --------    --------    --------    --------    ---------
  Units purchased.........................................     3,328       9,851       1,105       2,208       3,642       25,068
  Units redeemed..........................................   (11,476)     (6,866)     (3,734)     (1,738)    (17,567)     (42,411)
                                                            --------    --------    --------    --------    --------    ---------
  Ending units............................................    25,020      33,168      16,276      18,905      50,121       64,046
                                                            ========    ========    ========    ========    ========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                    VAN KAMPEN UNIVERSAL
                                   INSTITUTIONAL FUNDS --
                                           CLASS I                          GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                   -----------------------    -------------------------------------------------------------------
                                       US REAL ESTATE            GROWTH & INCOME          CORE US EQUITY         CAPITAL GROWTH
                                         SUBACCOUNT                SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                   -----------------------    ---------------------    --------------------    ------------------
                                      2004         2003         2004         2003        2004        2003       2004       2003
                                   ----------    ---------    ---------    --------    --------    --------    -------    -------
Increase in contract owners'
  equity from operations:
  Net investment activity........  $   1,387     $ (1,597)    $   1,169    $    772    $    124    $      0    $  (106)   $  (234)
  Reinvested capital gains.......      5,807            0             0           0           0           0          0          0
  Realized gain (loss)...........     57,402        8,434        29,832      (2,017)      1,293     (13,753)        45       (973)
  Unrealized gain................     54,359       41,527        19,137      44,130      13,000      33,908      2,587      7,645
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
          Net increase in
            contract owners'
            equity from
            operations...........    118,955       48,364        50,138      42,885      14,417      20,155      2,526      6,438
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
Equity transactions:
  Contract purchase payments.....      1,605           60         5,288      24,176          65       5,000        709      4,389
  Transfers from fixed & other
     subaccounts.................    226,746      142,360       280,469     137,549      18,955      55,931      1,081      3,091
  Withdrawals & surrenders.......   (160,534)     (50,344)     (116,349)     (3,558)     (6,389)    (31,304)    (1,446)    (2,220)
  Surrender charges (note 3).....     (1,080)          (8)          (16)        (84)          0         (83)       (34)      (145)
  Annual contract fees (note
     3)..........................       (158)         (95)         (181)       (108)        (41)        (23)       (47)       (40)
  Annuity & death benefit
     payments....................        (34)         (30)       (7,827)     (1,638)     (2,747)     (1,701)    (1,603)    (1,649)
  Transfers to fixed & other
     subaccounts.................     (1,640)      (2,906)     (137,656)    (71,603)    (25,402)     (7,795)         0     (4,220)
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
       Net equity transactions...     64,905       89,037        23,728      84,734     (15,559)     20,025     (1,340)      (794)
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
          Net change in contract
            owners' equity.......    183,860      137,401        73,866     127,619      (1,142)     40,180      1,186      5,644
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
Contract owners' equity:
  Beginning of period............    240,913      103,512       229,795     102,176     115,560      75,380     32,336     26,692
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
  End of period..................  $ 424,773     $240,913     $ 303,661    $229,795    $114,418    $115,560    $33,522    $32,336
                                   =========     ========     =========    ========    ========    ========    =======    =======
Change in units:
  Beginning units................     12,781        7,476        23,958      13,113      13,673      11,449      4,091      4,139
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
  Units purchased................     10,873        8,464        28,201      17,300       2,186       8,192        228      1,097
  Units redeemed.................     (6,952)      (3,159)      (25,254)     (6,455)     (3,955)     (5,968)      (391)    (1,145)
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
  Ending units...................     16,702       12,781        26,905      23,958      11,904      13,673      3,928      4,091
                                   =========     ========     =========    ========    ========    ========    =======    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                               PBHG INSURANCE
                                                                  LAZARD RETIREMENT SERIES, INC.                 SERIES FUND
                                                          ----------------------------------------------    ---------------------
                                                            EMERGING MARKET             SMALL CAP               TECH. & COMM.
                                                               SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                                          --------------------    ----------------------    ---------------------
                                                            2004        2003        2004         2003         2004        2003
                                                          --------    --------    ---------    ---------    --------    ---------
Increase in contract owners' equity from operations:
  Net investment activity...............................  $   (977)   $ (1,599)   $  (9,046)   $  (8,484)   $   (544)   $  (1,894)
  Reinvested capital gains..............................         0           0            0            0           0            0
  Realized gain (loss)..................................    36,100      (1,196)      35,432       21,192     (26,503)    (277,784)
  Unrealized gain.......................................    37,653      77,890       85,609      240,605      27,145      338,590
                                                          --------    --------    ---------    ---------    --------    ---------
          Net increase in contract owners' equity from
           operations...................................    72,776      75,095      111,995      253,313          98       58,912
                                                          --------    --------    ---------    ---------    --------    ---------
Equity transactions:
  Contract purchase payments............................     5,380       1,325       11,432        7,084         560          760
  Transfers from fixed & other subaccounts..............   124,716     100,207      120,074      177,558      49,013        6,233
  Withdrawals & surrenders..............................   (79,020)     (3,851)    (112,541)    (308,129)    (18,015)    (230,704)
  Surrender charges (note 3)............................      (464)       (138)      (1,045)      (5,137)        (28)      (1,403)
  Annual contract fees (note 3).........................      (133)       (101)        (456)        (504)        (52)         (81)
  Annuity & death benefit payments......................   (17,438)       (386)      (3,266)      (6,686)       (233)        (374)
  Transfers to fixed & other subaccounts................   (77,613)    (15,532)     (54,409)     (92,539)    (39,150)     (28,898)
                                                          --------    --------    ---------    ---------    --------    ---------
       Net equity transactions..........................   (44,572)     81,524      (40,211)    (228,353)     (7,905)    (254,467)
                                                          --------    --------    ---------    ---------    --------    ---------
          Net change in contract owners' equity.........    28,204     156,619       71,784       24,960      (7,807)    (195,555)
                                                          --------    --------    ---------    ---------    --------    ---------
Contract owners' equity:
  Beginning of period...................................   289,906     133,287      828,037      803,077      56,666      252,221
                                                          --------    --------    ---------    ---------    --------    ---------
  End of period.........................................  $318,110    $289,906    $ 899,821    $ 828,037    $ 48,859    $  56,666
                                                          ========    ========    =========    =========    ========    =========
Change in units:
  Beginning units.......................................    23,447      16,346       50,471       66,499      34,214      219,791
                                                          --------    --------    ---------    ---------    --------    ---------
  Units purchased.......................................     9,832       9,489        7,720       13,125      29,068        5,126
  Units redeemed........................................   (13,374)     (2,388)      (9,961)     (29,153)    (35,284)    (190,703)
                                                          --------    --------    ---------    ---------    --------    ---------
  Ending units..........................................    19,905      23,447       48,230       50,471      27,998       34,214
                                                          ========    ========    =========    =========    ========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                     --------------------------------------------------------------------------------------------
                                           VIP MID-CAP             VIP CONTRAFUND            VIP GROWTH        VIP EQUITY INCOME
                                           SUBACCOUNT                SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                     -----------------------   ----------------------   --------------------   ------------------
                                        2004         2003         2004        2003        2004       2003        2004     2003(c)
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   -------
Increase in contract owners' equity
  from operations:
  Net investment activity..........  $  (16,358)  $   (7,955)  $   (7,221)  $  (3,711)  $ (2,960)  $  (2,478)  $   (124)  $   (8)
  Reinvested capital gains.........           0            0            0           0          0           0        152        0
  Realized gain (loss).............      70,315       (9,937)      20,096       2,095     (2,565)    (66,467)        10        0
  Unrealized gain..................     283,662      348,439      119,416     128,626     10,217     141,781      9,516      625
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
          Net increase in contract
            owners' equity from
            operations.............     337,619      330,547      132,291     127,010      4,692      72,836      9,554      617
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
Equity transactions:
  Contract purchase payments.......      20,589       29,115       17,321      14,621        691      21,096          0        0
  Transfers from fixed & other
     subaccounts...................     474,922      345,251      615,300     328,203    119,719     116,196    119,754    8,747
  Withdrawals & surrenders.........     (74,674)    (101,052)     (50,428)    (11,403)   (13,046)    (12,770)         0        0
  Surrender charges (note 3).......        (976)      (2,908)         (71)        (74)      (231)         (3)         0        0
  Annual contract fees (note 3)....        (668)        (583)        (294)       (190)      (154)       (128)         0        0
  Annuity & death benefit
     payments......................     (11,124)      (7,567)      (2,677)     (3,762)    (8,347)     (6,093)      (128)       0
  Transfers to fixed & other
     subaccounts...................    (260,049)    (296,516)    (116,654)   (174,713)   (35,730)   (193,302)   (19,398)       0
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
       Net equity transactions.....     148,020      (34,260)     462,497     152,682     62,902     (75,004)   100,228    8,747
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
          Net change in contract
            owners' equity.........     485,639      296,287      594,788     279,692     67,594      (2,168)   109,782    9,364
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
Contract owners' equity:
  Beginning of period..............   1,329,667    1,033,380      624,477     344,785    315,201     317,369      9,364        0
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
  End of period....................  $1,815,306   $1,329,667   $1,219,265   $ 624,477   $382,795   $ 315,201   $119,146   $9,364
                                     ==========   ==========   ==========   =========   ========   =========   ========   ======
Change in units:
  Beginning units..................     102,347      108,804       68,621      48,105     50,455      66,814        839        0
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
  Units purchased..................      34,820       30,758       66,827      39,520     18,775      23,261      8,858      839
  Units redeemed...................     (23,950)     (37,215)     (17,859)    (19,004)    (9,201)    (39,620)       (11)       0
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
  Ending units.....................     113,217      102,347      117,589      68,621     60,029      50,455      9,686      839
                                     ==========   ==========   ==========   =========   ========   =========   ========   ======

---------------

(c) Period from October 1, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                JANUS ASPEN SERIES -- SERVICE SHARES
                                   ----------------------------------------------------------------------------------------------
                                          GROWTH              WORLDWIDE GROWTH            BALANCED           INTERNATIONAL GROWTH
                                        SUBACCOUNT               SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                   ---------------------    --------------------    ---------------------    --------------------
                                     2004        2003         2004        2003        2004         2003        2004      2003(a)
                                   --------    ---------    --------    --------    ---------    --------    --------    --------
Increase in contract owners'
  equity from operations:
  Net investment activity........  $   (975)   $  (1,810)   $   (162)   $   (232)   $   4,149    $  4,118    $    (15)    $  (20)
  Reinvested capital gains.......         0            0           0           0            0           0           0          0
  Realized gain (loss)...........   (29,793)     (70,537)    (24,519)    (19,748)       2,349      (3,672)       (548)         4
  Unrealized gain................    31,069      120,405      28,752      49,657       17,549      58,794       2,719      1,561
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
          Net increase in
            contract owners'
            equity from
            operations...........       301       48,058       4,071      29,677       24,047      59,240       2,156      1,545
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
Equity transactions:
  Contract purchase payments.....     1,167        3,683         155       1,325        7,335      56,524           0          0
  Transfers from fixed & other
     subaccounts.................         0          162         391         450        3,289       2,219      63,308      7,059
  Withdrawals & surrenders.......    (1,675)     (15,295)     (1,378)          0       (8,181)    (38,274)     (4,750)         0
  Surrender charges (note 3).....       (48)        (450)        (23)          0         (164)     (1,982)         (3)         0
  Annual contract fees (note
     3)..........................       (95)        (139)       (103)       (134)        (339)       (413)         (8)        (3)
  Annuity & death benefit
     payments....................      (226)      (8,577)          0           0       (1,357)     (1,141)          0          0
  Transfers to fixed & other
     subaccounts.................   (72,618)     (96,758)    (49,502)    (27,444)    (199,340)     (6,884)    (32,300)         0
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
       Net equity transactions...   (73,495)    (117,374)    (50,460)    (25,803)    (198,757)     10,049      26,247      7,056
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
          Net change in contract
            owners' equity.......   (73,194)     (69,316)    (46,389)      3,874     (174,710)     69,289      28,403      8,601
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
Contract owners' equity:
  Beginning of period............   144,286      213,602     150,091     146,217      531,751     462,462       8,601          0
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
  End of period..................  $ 71,092    $ 144,286    $103,702    $150,091    $ 357,041    $531,751    $ 37,004     $8,601
                                   ========    =========    ========    ========    =========    ========    ========     ======
Change in units:
  Beginning units................    25,379       48,952      27,203      32,442       55,745      54,558         633          0
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
  Units purchased................       211          850         102         371        1,088       6,728       4,428        633
  Units redeemed.................   (13,489)     (24,423)     (9,141)     (5,610)     (21,976)     (5,541)     (2,747)         0
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
  Ending units...................    12,101       25,379      18,164      27,203       34,857      55,745       2,314        633
                                   ========    =========    ========    ========    =========    ========    ========     ======

---------------

(a) Period from May 1, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                             MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                       ------------------------------------------------------------------------------------------
                                         NEW DISCOVERY        INVESTORS GROWTH        MID CAP GROWTH            TOTAL RETURN
                                           SUBACCOUNT         STOCK SUBACCOUNT          SUBACCOUNT               SUBACCOUNT
                                       ------------------    ------------------    --------------------    ----------------------
                                        2004       2003       2004       2003        2004        2003         2004         2003
                                       -------    -------    ------    --------    --------    --------    ----------    --------
Increase in contract owners' equity
  from operations:
  Net investment activity............  $  (229)   $  (185)   $  (56)   $    (95)   $   (330)   $   (117)   $    4,586    $  3,968
  Reinvested capital gains...........        0          0         0           0           0           0             0           0
  Realized gain (loss)...............    1,181         18         8       2,125      (1,223)       (369)       13,221         224
  Unrealized gain....................      311      5,761       465         649       3,441       4,237        79,746      89,813
                                       -------    -------    ------    --------    --------    --------    ----------    --------
          Net increase in contract
            owners' equity from
            operations...............    1,263      5,594       417       2,679       1,888       3,751        97,553      94,005
                                       -------    -------    ------    --------    --------    --------    ----------    --------
Equity transactions:
  Contract purchase payments.........    1,021        189         0           0         175         450        44,324      10,910
  Transfers from fixed & other
     subaccounts.....................    7,768      6,711     2,377      12,052      33,312      27,093       323,170     306,047
  Withdrawals & surrenders...........     (139)      (338)        0           0        (788)          0       (39,686)     (7,439)
  Surrender charges (note 3).........        0        (10)        0           0         (12)          0          (454)        (62)
  Annual contract fees (note 3)......      (26)        (9)      (17)        (13)        (13)         (3)         (367)       (290)
  Annuity & death benefit payments...        0          0         0           0           0           0       (27,227)    (10,188)
  Transfers to fixed & other
     subaccounts.....................   (7,784)         0         0     (13,871)    (19,924)    (19,347)      (90,015)    (46,304)
                                       -------    -------    ------    --------    --------    --------    ----------    --------
       Net equity transactions.......      840      6,543     2,360      (1,832)     12,750       8,193       209,745     252,674
                                       -------    -------    ------    --------    --------    --------    ----------    --------
          Net change in contract
            owners' equity...........    2,103     12,137     2,777         847      14,638      11,944       307,298     346,679
                                       -------    -------    ------    --------    --------    --------    ----------    --------
Contract owners' equity:
  Beginning of period................   22,507     10,370     3,150       2,303      19,453       7,509       808,006     461,327
                                       -------    -------    ------    --------    --------    --------    ----------    --------
  End of period......................  $24,610    $22,507    $5,927    $  3,150    $ 34,091    $ 19,453    $1,115,304    $808,006
                                       =======    =======    ======    ========    ========    ========    ==========    ========
Change in units:
  Beginning units....................    2,183      1,328       339         301       2,308       1,206        73,154      47,977
                                       -------    -------    ------    --------    --------    --------    ----------    --------
  Units purchased....................      820        894       255       1,568       3,818       1,506        31,585      30,455
  Units redeemed.....................     (732)       (39)       (2)     (1,530)     (2,550)       (404)      (12,922)     (5,278)
                                       -------    -------    ------    --------    --------    --------    ----------    --------
  Ending units.......................    2,271      2,183       592         339       3,576       2,308        91,817      73,154
                                       =======    =======    ======    ========    ========    ========    ==========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                      J.P. MORGAN SERIES TRUST II
                                                              -------------------------------------------
                                                                 SMALL COMPANY          MID CAP VALUE
                                                                  SUBACCOUNT              SUBACCOUNT
                                                              -------------------    --------------------
                                                                2004       2003        2004        2003
                                                              --------    -------    --------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $ (1,194)   $  (464)   $ (1,761)   $   (780)
  Reinvested capital gains..................................         0          0       1,083           0
  Realized gain.............................................       283         46      15,110         981
  Unrealized gain...........................................    31,446     16,129      34,990      27,980
                                                              --------    -------    --------    --------
          Net increase in contract owners' equity from
        operations..........................................    30,535     15,711      49,422      28,181
                                                              --------    -------    --------    --------
Equity transactions:
  Contract purchase payments................................       105          0       3,727       2,256
  Transfers from fixed & other subaccounts..................    39,722     62,069     214,045      61,855
  Withdrawals & surrenders..................................         0          0     (75,501)     (1,806)
  Surrender charges (note 3)................................         0          0        (450)          0
  Annual contract fees (note 3).............................       (29)       (11)       (120)        (57)
  Annuity & death benefit payments..........................      (127)         0        (122)          0
  Transfers to fixed & other subaccounts....................         0       (384)    (13,558)    (23,662)
                                                              --------    -------    --------    --------
       Net equity transactions..............................    39,671     61,674     128,021      38,586
                                                              --------    -------    --------    --------
          Net change in contract owners' equity.............    70,206     77,385     177,443      66,767
                                                              --------    -------    --------    --------
Contract owners' equity:
  Beginning of period.......................................    86,212      8,827     157,771      91,004
                                                              --------    -------    --------    --------
  End of period.............................................  $156,418    $86,212    $335,214    $157,771
                                                              ========    =======    ========    ========
Change in units:
  Beginning units...........................................     7,388      1,016      11,236       8,320
                                                              --------    -------    --------    --------
  Units purchased...........................................     3,278      6,373      14,493       5,167
  Units redeemed............................................       (12)        (1)     (5,801)     (2,251)
                                                              --------    -------    --------    --------
  Ending units..............................................    10,654      7,388      19,928      11,236
                                                              ========    =======    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                            PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
                                                  ----------------------------------------------------------------------------
                                                        REAL RETURN                 TOTAL RETURN             GLOBAL RETURN
                                                         SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                                  ------------------------    ------------------------    --------------------
                                                     2004          2003          2004          2003         2004        2003
                                                  ----------    ----------    ----------    ----------    --------    --------
Increase in contract owners' equity from
  operations:
  Net investment activity.......................  $   (1,289)   $    4,027    $    9,180    $   10,281    $    576    $    508
  Reinvested capital gains......................      48,369        29,231        17,122         8,739       2,612         266
  Realized gain (loss)..........................       5,895           747          (264)         (920)      5,900         336
  Unrealized gain (loss)........................      57,819           124        16,844       (15,043)     (1,045)      3,118
                                                  ----------    ----------    ----------    ----------    --------    --------
          Net increase in contract owners'
            equity from operations..............     110,794        34,129        42,882         3,057       8,043       4,228
                                                  ----------    ----------    ----------    ----------    --------    --------
Equity transactions:
  Contract purchase payments....................      13,119        75,973         5,233        22,302           0           0
  Transfers from fixed & other subaccounts......     232,512     1,499,118       105,842     1,123,472      81,356      78,319
  Withdrawals & surrenders......................    (120,915)      (35,599)      (34,543)      (25,192)    (77,927)    (16,091)
  Surrender charges (note 3)....................         (98)         (728)          (10)            0          (5)         (2)
  Annual contract fees (note 3).................        (330)         (286)         (139)          (97)        (37)        (17)
  Annuity & death benefit payments..............      (8,501)       (6,372)       (5,577)       (2,968)        (38)       (203)
  Transfers to fixed & other subaccounts........     (76,864)     (259,920)      (41,180)      (55,906)    (10,217)    (31,613)
                                                  ----------    ----------    ----------    ----------    --------    --------
       Net equity transactions..................      38,923     1,272,186        29,626     1,061,611      (6,868)     30,393
                                                  ----------    ----------    ----------    ----------    --------    --------
          Net change in contract owners'
            equity..............................     149,717     1,306,315        72,508     1,064,668       1,175      34,621
                                                  ----------    ----------    ----------    ----------    --------    --------
Contract owners' equity:
  Beginning of period...........................   1,434,748       128,433     1,112,716        48,048      46,009      11,388
                                                  ----------    ----------    ----------    ----------    --------    --------
  End of period.................................  $1,584,465    $1,434,748    $1,185,224    $1,112,716    $ 47,184    $ 46,009
                                                  ==========    ==========    ==========    ==========    ========    ========
Change in units:
  Beginning units...............................     124,776        12,027       102,652         4,605       3,794       1,064
                                                  ----------    ----------    ----------    ----------    --------    --------
  Units purchased...............................      20,150       133,007         8,508       104,691       6,436       6,485
  Units redeemed................................     (17,036)      (20,258)       (5,780)       (6,644)     (6,673)     (3,755)
                                                  ----------    ----------    ----------    ----------    --------    --------
  Ending units..................................     127,890       124,776       105,380       102,652       3,557       3,794
                                                  ==========    ==========    ==========    ==========    ========    ========

                                                      CALVERT VARIABLE
                                                         SERIES INC.
                                                  -------------------------
                                                        SOCIAL EQUITY
                                                     SUBACCOUNT (NOTE 5)
                                                  -------------------------
                                                    2004         2003(b)
                                                  --------    -------------
Increase in contract owners' equity from
  operations:
  Net investment activity.......................  $   (902)      $  (641)
  Reinvested capital gains......................         0             0
  Realized gain (loss)..........................       486           907
  Unrealized gain (loss)........................     6,164        14,576
                                                  --------       -------
          Net increase in contract owners'
            equity from operations..............     5,748        14,842
                                                  --------       -------
Equity transactions:
  Contract purchase payments....................         0            13
  Transfers from fixed & other subaccounts......         0        90,635
  Withdrawals & surrenders......................      (329)       (2,638)
  Surrender charges (note 3)....................         0             0
  Annual contract fees (note 3).................       (85)          (66)
  Annuity & death benefit payments..............    (1,652)       (1,278)
  Transfers to fixed & other subaccounts........         0        (5,012)
                                                  --------       -------
       Net equity transactions..................    (2,066)       81,654
                                                  --------       -------
          Net change in contract owners'
            equity..............................     3,682        96,496
                                                  --------       -------
Contract owners' equity:
  Beginning of period...........................    96,496             0
                                                  --------       -------
  End of period.................................  $100,178       $96,496
                                                  ========       =======
Change in units:
  Beginning units...............................    14,319             0
                                                  --------       -------
  Units purchased...............................         0        15,744
  Units redeemed................................      (302)       (1,425)
                                                  --------       -------
  Ending units..................................    14,017        14,319
                                                  ========       =======

---------------

(b) Period from May 2, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                               DREYFUS VARIABLE
                                                                                                              INVESTMENT FUND --
                                                      UBS SERIES TRUST    THE PRUDENTIAL SERIES FUND, INC.      SERVICE SHARES
                                                      -----------------   ---------------------------------   -------------------
                                                                           JENNISON
                                                       U.S. ALLOCATION    20/20 FOCUS        JENNISON            APPRECIATION
                                                         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                      -----------------   -----------   -------------------   -------------------
                                                       2004     2003(a)      2004         2004     2003(a)      2004     2003(a)
                                                      -------   -------   -----------   --------   --------   --------   --------
Increase in contract owners' equity from operations:
  Net investment activity...........................  $    (6)  $    (1)    $  (13)     $   (85)    $  (15)   $    83     $   70
  Reinvested capital gains..........................        0         0          0            0          0          0          0
  Realized gain (loss)..............................        0         1          7            6         42         (9)         0
  Unrealized gain...................................       62         0        235        1,400        310        210        201
                                                      -------   -------     ------      -------     ------    -------     ------
          Net increase in contract owners' equity
           from operations..........................       56         0        229        1,321        337        284        271
                                                      -------   -------     ------      -------     ------    -------     ------
Equity transactions:
  Contract purchase payments........................        0         0          0            0          0          0          0
  Transfers from fixed & other subaccounts..........   20,685     7,616      1,581        7,977      5,259     10,029      6,956
  Withdrawals & surrenders..........................        0         0          0            0          0       (658)         0
  Surrender charges (note 3)........................        0         0          0            0          0          0          0
  Annual contract fees (note 3).....................        0         0          0           (3)         0         (5)         0
  Annuity & death benefit payments..................        0         0       (112)           0          0          0          0
  Transfers to fixed & other subaccounts............        0    (7,616)         0            0       (575)         0          0
                                                      -------   -------     ------      -------     ------    -------     ------
       Net equity transactions......................   20,685         0      1,469        7,974      4,684      9,366      6,956
                                                      -------   -------     ------      -------     ------    -------     ------
          Net change in contract owners' equity.....   20,741         0      1,698        9,295      5,021      9,650      7,227
                                                      -------   -------     ------      -------     ------    -------     ------
Contract owners' equity:
  Beginning of period...............................        0         0          0        5,021          0      7,227          0
                                                      -------   -------     ------      -------     ------    -------     ------
  End of period.....................................  $20,741   $     0     $1,698      $14,316     $5,021    $16,877     $7,227
                                                      =======   =======     ======      =======     ======    =======     ======
Change in units:
  Beginning units...................................        0         0          0          413          0        617          0
                                                      -------   -------     ------      -------     ------    -------     ------
  Units purchased...................................    1,569         0        129          675        466        827        617
  Units redeemed....................................        0         0         (9)           0        (53)       (57)         0
                                                      -------   -------     ------      -------     ------    -------     ------
  Ending units......................................    1,569         0        120        1,088        413      1,387        617
                                                      =======   =======     ======      =======     ======    =======     ======

---------------

(a) Period from May 1, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                                                     VAN KAMPEN UNIVERSAL
                                                            ROYCE CAPITAL FUND                 INSTITUTIONAL FUNDS -- CLASS II
                                                 -----------------------------------------   ------------------------------------
                                                                                                CORE PLUS
                                                      SMALL-CAP             MICRO-CAP          FIXED INCOME      US REAL ESTATE
                                                     SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                 -------------------   -------------------   ----------------   -----------------
                                                   2004      2003(a)     2004     2003(a)     2004    2003(b)    2004     2003(a)
                                                 ---------   -------   --------   --------   ------   -------   -------   -------
Increase in contract owners' equity from
  operations:
  Net investment activity......................  $  (2,945)  $  (312)  $ (2,280)  $   (479)  $   82   $  (17)   $  (118)   $  0
  Reinvested capital gains.....................     28,555     5,341     17,996      4,676        7       25          8       0
  Realized gain................................      6,085        57      5,791         47        1        0         10       0
  Unrealized gain..............................     49,138     6,330      1,238     15,479       17       14      6,939      15
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
          Net increase in contract owners'
             equity from operations............     80,833    11,416     22,745     19,723      107       22      6,839      15
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
Equity transactions:
  Contract purchase payments...................     10,285         0      5,430          0        0        0      1,008     240
  Transfers from fixed & other subaccounts.....    571,799    85,594    197,298    108,613    2,170    3,223     40,703       0
  Withdrawals & surrenders.....................    (17,673)     (341)   (23,666)      (340)       0        0          0       0
  Surrender charges (note 3)...................        (11)        0        (11)         0        0        0          0       0
  Annual contract fees (note 3)................       (109)      (27)      (117)       (15)      (1)      (1)       (11)      0
  Annuity & death benefit payments.............     (3,584)        0     (3,403)         0        0        0          0       0
  Transfers to fixed & other subaccounts.......   (141,852)        0    (68,722)         0        0        0          0       0
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
       Net equity transactions.................    418,855    85,226    106,809    108,258    2,169    3,222     41,700     240
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
          Net change in contract owners'
             equity............................    499,688    96,642    129,554    127,981    2,276    3,244     48,539     255
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
Contract owners' equity:
  Beginning of period..........................     96,642         0    127,981          0    3,244        0        255       0
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
  End of period................................  $ 596,330   $96,642   $257,535   $127,981   $5,520   $3,244    $48,794    $255
                                                 =========   =======   ========   ========   ======   ======    =======    ====
Change in units:
  Beginning units..............................      6,908         0      8,698          0      281        0         20       0
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
  Units purchased..............................     34,328     6,937     13,220      8,724      183      281      2,807      20
  Units redeemed...............................     (6,768)      (29)    (6,384)       (26)       0        0         (1)      0
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
  Ending units.................................     34,468     6,908     15,534      8,698      464      281      2,826      20
                                                 =========   =======   ========   ========   ======   ======    =======    ====

---------------

(a) Period from May 1, 2003 date of commencement of operations.

(b) Period from May 2, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2004

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Variable Fund LLC, Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series (Institutional and Service Shares), Strong Variable Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., PBHG Insurance Series Fund, J.P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Shares, PIMCO Variable Insurance Trust -- Administrative Shares, UBS Series Trust, The Prudential Series Fund, Inc., Calvert Variable Series, Inc., Royce Capital Fund, and Dreyfus Variable Investment Fund -- Service Shares (collectively the Funds). All the Funds, other than the Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2004. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Fund LLC (Dow Fund) , in which the Account invests. For these services, ONI received fees from ON Fund and Dow Fund of approximately $10.4 million for the year ended December 31, 2004.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts. Transfers to the ONLIC fixed portion of annuity contracts from the Account totaled approximately $2.4 million for the year ended December 31, 2004. Transfers from the ONLIC fixed portion of annuity contracts to the Account totaled approximately $1.8 million for the year ended December 31, 2004.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other distributions are also utilized.

   A contract purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period contract purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2004
     Combination.................................        8,746    $187.813735   $ 1,642,655     1.00%       11.32%      0.05%
     Back Load...................................          740    $ 95.236348   $    70,478     1.10%       11.21%      0.04%
     Top I.......................................        6,657    $ 82.650560   $   550,183     1.10%       11.21%      0.04%
     Top Tradition...............................      262,643    $ 69.740136   $18,316,727     1.10%       11.21%      0.04%
     Top Plus....................................      262,302    $ 23.636618   $ 6,199,951     0.90%       11.43%      0.04%
                                                    ----------                  -----------
                                                       541,088                  $26,779,994
                                                    ----------                  -----------
   2003
     Combination.................................        8,900    $168.716233   $ 1,501,606     1.00%       42.92%      0.18%
     Back Load...................................          798    $ 85.637325   $    68,359     1.10%       42.78%      0.18%
     Top I.......................................        7,102    $ 74.320073   $   527,779     1.10%       42.78%      0.18%
     Top Tradition...............................      295,374    $ 62.710914   $18,523,183     1.10%       42.78%      0.18%
     Top Plus....................................      297,330    $ 21.212109   $ 6,306,993     0.90%       43.06%      0.18%
                                                    ----------                  -----------
                                                       609,504                  $26,927,920
                                                    ----------                  -----------
   2002
     Combination.................................        9,429    $118.048746   $ 1,113,126     1.00%      -19.55%      0.36%
     Back Load...................................          787    $ 59.978655   $    47,186     1.10%      -19.63%      0.37%
     Top I.......................................        7,635    $ 52.052278   $   397,411     1.10%      -19.63%      0.36%
     Top Tradition...............................      335,950    $ 43.921459   $14,755,423     1.10%      -19.63%      0.35%
     Top Plus....................................      336,899    $ 14.827204   $ 4,995,271     0.90%      -19.47%      0.35%
                                                    ----------                  -----------
                                                       690,700                  $21,308,417
                                                    ----------                  -----------
   2001
     Combination.................................       10,406    $146.729444   $ 1,526,816     1.00%       -9.34%      0.29%
     Back Load...................................          787    $ 74.624813   $    58,755     1.10%       -9.43%      0.29%
     Top I.......................................        9,481    $ 64.762873   $   614,013     1.10%       -9.43%      0.29%
     Top Tradition...............................      430,401    $ 54.646612   $23,519,980     1.10%       -9.43%      0.29%
     Top Plus....................................      420,320    $ 18.411312   $ 7,738,643     0.90%       -9.25%      0.29%
                                                    ----------                  -----------
                                                       871,395                  $33,458,207
                                                    ----------                  -----------
   2000
     Combination.................................       10,607    $161.853196   $ 1,716,804     1.00%       -7.57%      0.29%
     Back Load...................................          777    $ 82.398661   $    64,054     1.10%       -7.66%      0.30%
     Top I.......................................       10,553    $ 71.509397   $   754,658     1.10%       -7.66%      0.29%
     Top Tradition...............................      485,303    $ 60.339288   $29,282,830     1.10%       -7.66%      0.29%
     Top Plus....................................      435,099    $ 20.288788   $ 8,827,632     0.90%       -7.48%      0.29%
                                                    ----------                  -----------
                                                       942,339                  $40,645,978
                                                    ----------                  -----------
   MONEY MARKET SUBACCOUNT
   2004
     VIA.........................................        2,561    $ 31.379976   $    80,362     1.30%       -0.29%      1.02%
     Top I.......................................        3,246    $ 23.795684   $    77,240     1.30%       -0.29%      1.03%
     Top Tradition...............................       46,172    $ 21.579558   $   996,362     1.10%       -0.09%      0.99%
     Top Plus....................................       13,190    $ 13.965057   $   184,210     0.90%        0.11%      0.86%
                                                    ----------                  -----------
                                                        65,169                  $ 1,338,174
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MONEY MARKET SUBACCOUNT (CONTINUED)
   2003
     VIA.........................................        2,739    $ 31.471062   $    86,201     1.30%       -0.55%      0.74%
     Top I.......................................        3,281    $ 23.864748   $    78,309     1.30%       -0.55%      0.75%
     Top Tradition...............................       69,694    $ 21.599335   $ 1,505,353     1.10%       -0.36%      0.75%
     Top Plus....................................       59,329    $ 13.950124   $   827,639     0.90%       -0.16%      0.75%
                                                    ----------                  -----------
                                                       135,043                  $ 2,497,502
                                                    ----------                  -----------
   2002
     VIA.........................................        3,201    $ 31.645984   $   101,304     1.30%        0.09%      1.40%
     Top I.......................................        4,118    $ 23.997404   $    98,810     1.30%        0.09%      1.40%
     Top Tradition...............................       99,162    $ 21.676487   $ 2,149,488     1.10%        0.28%      1.37%
     Top Plus....................................      105,701    $ 13.972279   $ 1,476,881     0.90%        0.48%      1.41%
                                                    ----------                  -----------
                                                       212,182                  $ 3,826,483
                                                    ----------                  -----------
   2001
     VIA.........................................        6,496    $ 31.618739   $   205,383     1.30%        2.46%      3.57%
     Top I.......................................        4,187    $ 23.976750   $   100,386     1.30%        2.46%      3.58%
     Top Tradition...............................      143,776    $ 21.615037   $ 3,107,722     1.10%        2.67%      3.36%
     Top Plus....................................      119,581    $ 13.905126   $ 1,662,852     0.90%        2.87%      3.50%
                                                    ----------                  -----------
                                                       274,040                  $ 5,076,343
                                                    ----------                  -----------
   2000
     VIA.........................................        6,758    $ 30.858557   $   208,558     1.30%        4.98%      6.33%
     Top I.......................................        4,191    $ 23.400294   $    98,079     1.30%        4.98%      6.32%
     Top Tradition...............................       54,882    $ 21.053464   $ 1,155,464     1.10%        5.19%      5.95%
     Top Plus....................................       69,764    $ 13.516943   $   943,000     0.90%        5.39%      6.07%
                                                    ----------                  -----------
                                                       135,595                  $ 2,405,101
                                                    ----------                  -----------
   BOND SUBACCOUNT
   2004
     Top I.......................................          222    $ 42.883430   $     9,537     1.10%        4.73%      0.00%
     Top Tradition...............................       62,858    $ 35.912547   $ 2,257,383     1.10%        4.73%      0.00%
     Top Plus....................................       61,712    $ 17.961382   $ 1,108,431     0.90%        4.94%      0.00%
                                                    ----------                  -----------
                                                       124,792                  $ 3,375,351
                                                    ----------                  -----------
   2003
     Top I.......................................          225    $ 40.945593   $     9,228     1.10%        9.26%      4.72%
     Top Tradition...............................       82,203    $ 34.289720   $ 2,818,702     1.10%        9.26%      5.54%
     Top Plus....................................       77,170    $ 17.115732   $ 1,320,820     0.90%        9.48%      5.59%
                                                    ----------                  -----------
                                                       159,598                  $ 4,148,750
                                                    ----------                  -----------
   2002
     Top I.......................................          229    $ 37.475703   $     8,575     1.10%        7.47%      5.83%
     Top Tradition...............................       97,963    $ 31.383869   $ 3,074,448     1.10%        7.47%      5.95%
     Top Plus....................................       94,133    $ 15.634301   $ 1,471,714     0.90%        7.69%      6.16%
                                                    ----------                  -----------
                                                       192,325                  $ 4,554,737
                                                    ----------                  -----------
   2001
     Top I.......................................          709    $ 34.869720   $    24,711     1.10%        7.23%      6.21%
     Top Tradition...............................       98,552    $ 29.201497   $ 2,877,868     1.10%        7.23%      6.40%
     Top Plus....................................       76,526    $ 14.518370   $ 1,111,036     0.90%        7.45%      6.28%
                                                    ----------                  -----------
                                                       175,787                  $ 4,013,615
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   BOND SUBACCOUNT (CONTINUED)
   2000
     Top I.......................................          712    $ 32.517141   $    23,153     1.10%        4.71%      6.27%
     Top Tradition...............................       74,174    $ 27.231337   $ 2,019,853     1.10%        4.71%      6.57%
     Top Plus....................................       77,325    $ 13.511940   $ 1,044,814     0.90%        4.92%      6.49%
                                                    ----------                  -----------
                                                       152,211                  $ 3,087,820
                                                    ----------                  -----------
   OMNI SUBACCOUNT
   2004
     Top I.......................................       15,919    $ 32.671066   $   520,077     1.10%        5.95%      1.39%
     Top Tradition...............................      214,582    $ 32.465180   $ 6,966,441     1.10%        5.95%      1.33%
     Top Plus....................................      136,972    $ 13.779581   $ 1,887,420     0.90%        6.16%      1.31%
                                                    ----------                  -----------
                                                       367,473                    9,373,938
                                                    ----------                  -----------
   2003
     Top I.......................................       16,325    $ 30.836972   $   503,405     1.10%       24.83%      1.77%
     Top Tradition...............................      247,514    $ 30.642638   $ 7,584,483     1.10%       24.83%      1.76%
     Top Plus....................................      164,162    $ 12.980233   $ 2,130,865     0.90%       25.07%      1.76%
                                                    ----------                  -----------
                                                       428,001                  $10,218,753
                                                    ----------                  -----------
   2002
     Top I.......................................       16,747    $ 24.704037   $   413,724     1.10%      -23.62%      1.91%
     Top Tradition...............................      288,071    $ 24.548349   $ 7,071,660     1.10%      -23.62%      1.87%
     Top Plus....................................      193,979    $ 10.378160   $ 2,013,149     0.90%      -23.46%      1.83%
                                                    ----------                  -----------
                                                       498,797                  $ 9,498,533
                                                    ----------                  -----------
   2001
     Top I.......................................       17,790    $ 32.341620   $   575,351     1.10%      -14.02%      1.85%
     Top Tradition...............................      359,975    $ 32.137789   $11,568,815     1.10%      -14.02%      1.80%
     Top Plus....................................      262,133    $ 13.559807   $ 3,554,473     0.90%      -13.84%      1.76%
                                                    ----------                  -----------
                                                       639,898                  $15,698,639
                                                    ----------                  -----------
   2000
     Top I.......................................       18,791    $ 37.613517   $   706,813     1.10%      -15.78%      1.19%
     Top Tradition...............................      461,399    $ 37.376450   $17,245,459     1.10%      -15.78%      1.16%
     Top Plus....................................      367,136    $ 15.738754   $ 5,778,265     0.90%      -15.61%      1.16%
                                                    ----------                  -----------
                                                       847,326                  $23,730,537
                                                    ----------                  -----------
   INTERNATIONAL SUBACCOUNT
   2004
     Top I.......................................        4,193    $ 17.643397   $    73,981     1.10%       11.74%      0.00%
     Top Tradition...............................      292,781    $ 17.643397   $ 5,165,651     1.10%       11.74%      0.00%
     Top Plus....................................      149,308    $ 15.749854   $ 2,351,581     0.90%       11.96%      0.00%
                                                    ----------                  -----------
                                                       446,282                  $ 7,591,213
                                                    ----------                  -----------
   2003
     Top I.......................................        4,425    $ 15.789447   $    69,875     1.10%       31.15%      0.46%
     Top Tradition...............................      383,253    $ 15.789447   $ 6,051,352     1.10%       31.15%      0.46%
     Top Plus....................................      182,547    $ 14.066942   $ 2,567,874     0.90%       31.41%      0.44%
                                                    ----------                  -----------
                                                       570,225                  $ 8,689,101
                                                    ----------                  -----------
   2002
     Top I.......................................        5,018    $ 12.039008   $    60,418     1.10%      -21.51%      0.26%
     Top Tradition...............................      473,133    $ 12.039008   $ 5,696,051     1.10%      -21.51%      0.26%
     Top Plus....................................      256,818    $ 10.704470   $ 2,749,100     0.90%      -21.36%      0.26%
                                                    ----------                  -----------
                                                       734,969                  $ 8,505,569
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   INTERNATIONAL SUBACCOUNT (CONTINUED)
   2001
     Top I.......................................        6,004    $ 15.338791   $    92,088     1.10%      -30.33%      0.00%
     Top Tradition...............................      577,856    $ 15.338791   $ 8,863,613     1.10%      -30.33%      0.00%
     Top Plus....................................      359,879    $ 13.611451   $ 4,898,478     0.90%      -30.19%      0.00%
                                                    ----------                  -----------
                                                       943,739                  $13,854,179
                                                    ----------                  -----------
   2000
     Top I.......................................        7,754    $ 22.017499   $   170,718     1.10%      -23.04%      0.00%
     Top Tradition...............................      680,017    $ 22.017499   $14,972,270     1.10%      -23.04%      0.00%
     Top Plus....................................      430,991    $ 19.499102   $ 8,403,944     0.90%      -22.89%      0.00%
                                                    ----------                  -----------
                                                     1,118,762                  $23,546,932
                                                    ----------                  -----------
   CAPITAL APPRECIATION SUBACCOUNT
   2004
     Top I.......................................          659    $ 26.401629   $    17,386     1.10%       11.27%      0.37%
     Top Tradition...............................      188,749    $ 26.401629   $ 4,983,269     1.10%       11.27%      0.36%
     Top Plus....................................      132,036    $ 29.845326   $ 3,940,692     0.90%       11.49%      0.36%
                                                    ----------                  -----------
                                                       321,444                  $ 8,941,347
                                                    ----------                  -----------
   2003
     Top I.......................................          796    $ 23.726799   $    18,883     1.10%       30.10%      0.26%
     Top Tradition...............................      233,847    $ 23.726799   $ 5,548,448     1.10%       30.10%      0.25%
     Top Plus....................................      149,708    $ 26.768431   $ 4,007,446     0.90%       30.35%      0.25%
                                                    ----------                  -----------
                                                       384,351                  $ 9,574,777
                                                    ----------                  -----------
   2002
     Top I.......................................          944    $ 18.237893   $    17,220     1.10%      -21.02%      0.20%
     Top Tradition...............................      300,763    $ 18.237893   $ 5,485,282     1.10%      -21.02%      0.21%
     Top Plus....................................      192,817    $ 20.535249   $ 3,959,535     0.90%      -20.86%      0.20%
                                                    ----------                  -----------
                                                       494,524                  $ 9,462,037
                                                    ----------                  -----------
   2001
     Top I.......................................        1,319    $ 23.091636   $    30,464     1.10%        8.50%      0.49%
     Top Tradition...............................      311,695    $ 23.091636   $ 7,197,536     1.10%        8.50%      0.49%
     Top Plus....................................      214,554    $ 25.948909   $ 5,567,434     0.90%        8.72%      0.49%
                                                    ----------                  -----------
                                                       527,568                  $12,795,434
                                                    ----------                  -----------
   2000
     Top I.......................................        1,332    $ 21.281994   $    28,354     1.10%       30.07%      1.00%
     Top Tradition...............................      310,191    $ 21.281994   $ 6,601,481     1.10%       30.07%      1.06%
     Top Plus....................................      212,034    $ 23.867775   $ 5,060,790     0.90%       30.33%      1.01%
                                                    ----------                  -----------
                                                       523,557                  $11,690,625
                                                    ----------                  -----------
   DISCOVERY SUBACCOUNT
   2004
     Top I.......................................        1,670    $ 23.993241   $    40,071     1.10%        9.72%      0.00%
     Top Tradition...............................      147,640    $ 23.993241   $ 3,542,358     1.10%        9.72%      0.00%
     Top Plus....................................       92,156    $ 31.807684   $ 2,931,272     0.90%        9.94%      0.00%
                                                    ----------                  -----------
                                                       241,466                  $ 6,513,701
                                                    ----------                  -----------
   2003
     Top I.......................................        1,688    $ 21.867330   $    36,907     1.10%       36.17%      0.00%
     Top Tradition...............................      173,031    $ 21.867330   $ 3,783,736     1.10%       36.17%      0.00%
     Top Plus....................................      120,254    $ 28.931906   $ 3,479,182     0.90%       36.44%      0.00%
                                                    ----------                  -----------
                                                       294,973                  $ 7,299,825
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   DISCOVERY SUBACCOUNT (CONTINUED)
   2002
     Top I.......................................        1,299    $ 16.058949   $    20,865     1.10%      -33.47%      0.00%
     Top Tradition...............................      204,134    $ 16.058949   $ 3,278,179     1.10%      -33.47%      0.00%
     Top Plus....................................      147,878    $ 21.205098   $ 3,135,757     0.90%      -33.34%      0.00%
                                                    ----------                  -----------
                                                       353,311                  $ 6,434,801
                                                    ----------                  -----------
   2001
     Top I.......................................        1,252    $ 24.137799   $    30,230     1.10%      -19.25%      0.00%
     Top Tradition...............................      243,056    $ 24.137799   $ 5,866,831     1.10%      -19.25%      0.00%
     Top Plus....................................      180,341    $ 31.809662   $ 5,736,577     0.90%      -19.09%      0.00%
                                                    ----------                  -----------
                                                       424,649                  $11,633,638
                                                    ----------                  -----------
   2000
     Top I.......................................        1,253    $ 29.893355   $    37,469     1.10%      -12.18%      0.00%
     Top Tradition...............................      286,083    $ 29.893355   $ 8,551,980     1.10%      -12.18%      0.00%
     Top Plus....................................      211,332    $ 39.316003   $ 8,308,733     0.90%      -12.01%      0.00%
                                                    ----------                  -----------
                                                       498,668                  $16,898,182
                                                    ----------                  -----------
   INTERNATIONAL SMALL COMPANY SUBACCOUNT
   2004
     Top I.......................................           22    $ 19.332118   $       433     1.10%       19.55%      1.08%
     Top Tradition...............................       67,429    $ 19.332118   $ 1,303,551     1.10%       19.55%      0.93%
     Top Plus....................................       66,705    $ 21.022163   $ 1,402,278     0.90%       19.79%      0.97%
                                                    ----------                  -----------
                                                       134,156                  $ 2,706,262
                                                    ----------                  -----------
   2003
     Top I.......................................           22    $ 16.170236   $       363     1.10%       52.24%      0.22%
     Top Tradition...............................       86,116    $ 16.170236   $ 1,392,519     1.10%       52.24%      0.22%
     Top Plus....................................       80,751    $ 17.549014   $ 1,417,098     0.90%       52.54%      0.22%
                                                    ----------                  -----------
                                                       166,889                  $ 2,809,980
                                                    ----------                  -----------
   2002
     Top I.......................................           23    $ 10.621378   $       240     1.10%      -15.93%      0.00%
     Top Tradition...............................       90,154    $ 10.621378   $   957,562     1.10%      -15.93%      0.00%
     Top Plus....................................      101,302    $ 11.504273   $ 1,165,410     0.90%      -15.77%      0.00%
                                                    ----------                  -----------
                                                       191,479                  $ 2,123,212
                                                    ----------                  -----------
   2001
     Top I.......................................           23    $ 12.634695   $       286     1.10%      -30.05%      0.00%
     Top Tradition...............................      109,586    $ 12.634695   $ 1,384,590     1.10%      -30.05%      0.00%
     Top Plus....................................      121,151    $ 13.657853   $ 1,654,668     0.90%      -29.91%      0.00%
                                                    ----------                  -----------
                                                       230,760                  $ 3,039,544
                                                    ----------                  -----------
   2000
     Top I.......................................           23    $ 18.062290   $       410     1.10%      -31.03%      0.00%
     Top Tradition...............................      124,693    $ 18.062290   $ 2,252,236     1.10%      -31.03%      0.00%
     Top Plus....................................      133,455    $ 19.486046   $ 2,600,511     0.90%      -30.89%      0.00%
                                                    ----------                  -----------
                                                       258,171                  $ 4,853,157
                                                    ----------                  -----------
   AGGRESSIVE GROWTH SUBACCOUNT
   2004
     Top Tradition...............................       55,633    $  6.294415   $   350,174     1.10%        7.77%      0.00%
     Top Plus....................................       47,625    $  7.695920   $   366,518     0.90%        7.98%      0.00%
                                                    ----------                  -----------
                                                       103,258                  $   716,692
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   AGGRESSIVE GROWTH SUBACCOUNT (CONTINUED)
   2003
     Top Tradition...............................       71,645    $  5.840646   $   418,457     1.10%       30.06%      0.00%
     Top Plus....................................       59,982    $  7.126951   $   427,487     0.90%       30.32%      0.00%
                                                    ----------                  -----------
                                                       131,627                  $   845,944
                                                    ----------                  -----------
   2002
     Top Tradition...............................       79,553    $  4.490665   $   357,248     1.10%      -28.70%      0.00%
     Top Plus....................................       70,450    $  5.468849   $   385,278     0.90%      -28.56%      0.00%
                                                    ----------                  -----------
                                                       150,003                  $   742,526
                                                    ----------                  -----------
   2001
     Top Tradition...............................       93,890    $  6.298389   $   591,354     1.10%      -32.56%      1.02%
     Top Plus....................................       86,473    $  7.655137   $   661,959     0.90%      -32.43%      0.99%
                                                    ----------                  -----------
                                                       180,363                  $ 1,253,313
                                                    ----------                  -----------
   2000
     Top Tradition...............................      101,866    $  9.339276   $   951,354     1.10%      -28.13%      0.00%
     Top Plus....................................      101,820    $ 11.328412   $ 1,153,460     0.90%      -27.99%      0.00%
                                                    ----------                  -----------
                                                       203,686                  $ 2,104,814
                                                    ----------                  -----------
   SMALL CAP GROWTH SUBACCOUNT
   2004
     Top I.......................................        1,440    $  7.719698   $    11,115     1.10%       10.23%      0.00%
     Top Tradition...............................       72,248    $ 11.433639   $   826,055     1.10%       10.23%      0.00%
     Top Plus....................................       25,400    $ 11.616196   $   295,060     0.90%       10.45%      0.00%
                                                    ----------                  -----------
                                                        99,088                  $ 1,132,230
                                                    ----------                  -----------
   2003
     Top I.......................................          614    $  7.003370   $     4,296     1.10%       43.77%      0.00%
     Top Tradition...............................       83,787    $ 10.372684   $   869,100     1.10%       43.77%      0.00%
     Top Plus....................................       40,962    $ 10.517403   $   430,817     0.90%       44.05%      0.00%
                                                    ----------                  -----------
                                                       125,363                  $ 1,304,213
                                                    ----------                  -----------
   2002
     Top I.......................................          614    $  4.871298   $     2,991     1.10%      -29.90%      0.00%
     Top Tradition...............................      110,406    $  7.214868   $   796,564     1.10%      -29.90%      0.00%
     Top Plus....................................       51,775    $  7.301096   $   378,011     0.90%      -29.76%      0.00%
                                                    ----------                  -----------
                                                       162,795                  $ 1,177,566
                                                    ----------                  -----------
   2001
     Top I.......................................          615    $  6.948667   $     4,270     1.10%      -40.16%      0.00%
     Top Tradition...............................      133,771    $ 10.291639   $ 1,376,725     1.10%      -40.16%      0.00%
     Top Plus....................................       66,185    $ 10.393992   $   687,930     0.90%      -40.04%      0.00%
                                                    ----------                  -----------
                                                       200,571                  $ 2,068,925
                                                    ----------                  -----------
   2000
     Top I.......................................          615    $ 11.612578   $     7,143     1.10%      -17.77%      0.00%
     Top Tradition...............................      177,009    $ 17.199343   $ 3,044,446     1.10%      -17.77%      0.00%
     Top Plus....................................       80,072    $ 17.335694   $ 1,388,105     0.90%      -17.61%      0.00%
                                                    ----------                  -----------
                                                       257,696                  $ 4,439,694
                                                    ----------                  -----------
   MID CAP OPPORTUNITY SUBACCOUNT
   2004
     Top I.......................................        1,799    $ 12.318904   $    22,159     1.10%       12.32%      0.00%
     Top Tradition...............................      211,731    $ 21.445455   $ 4,540,664     1.10%       12.32%      0.00%
     Top Plus....................................      134,054    $ 21.787570   $ 2,920,720     0.90%       12.54%      0.00%
                                                    ----------                  -----------
                                                       347,584                  $ 7,483,543
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MID CAP OPPORTUNITY SUBACCOUNT (CONTINUED)
   2003
     Top I.......................................        1,817    $ 10.967734   $    19,929     1.10%       44.75%      0.04%
     Top Tradition...............................      243,025    $ 19.093264   $ 4,640,145     1.10%       44.75%      0.04%
     Top Plus....................................      178,954    $ 19.359387   $ 3,464,434     0.90%       45.04%      0.04%
                                                    ----------                  -----------
                                                       423,796                  $ 8,124,508
                                                    ----------                  -----------
   2002
     Top I.......................................        1,812    $  7.576987   $    13,732     1.10%      -26.44%      0.00%
     Top Tradition...............................      284,594    $ 13.190461   $ 3,753,927     1.10%      -26.44%      0.00%
     Top Plus....................................      213,781    $ 13.347926   $ 2,853,531     0.90%      -26.29%      0.00%
                                                    ----------                  -----------
                                                       500,187                  $ 6,621,190
                                                    ----------                  -----------
   2001
     Top I.......................................        1,699    $ 10.300307   $    17,504     1.10%      -13.79%      1.18%
     Top Tradition...............................      321,519    $ 17.931371   $ 5,765,284     1.10%      -13.79%      1.26%
     Top Plus....................................      256,915    $ 18.109480   $ 4,652,589     0.90%      -13.61%      1.26%
                                                    ----------                  -----------
                                                       580,133                  $10,435,377
                                                    ----------                  -----------
   2000
     Top I.......................................        3,577    $ 11.965743   $    42,806     1.10%       -9.43%      0.00%
     Top Tradition...............................      356,052    $ 20.830667   $ 7,416,806     1.10%       -9.43%      0.00%
     Top Plus....................................      278,494    $ 20.995669   $ 5,847,166     0.90%       -9.25%      0.00%
                                                    ----------                  -----------
                                                       638,123                  $13,306,778
                                                    ----------                  -----------
   S&P 500 INDEX SUBACCOUNT
   2004
     Top I.......................................        6,239    $  8.972855   $    55,985     1.10%        9.10%      1.07%
     Top Tradition...............................      310,573    $ 16.841761   $ 5,230,593     1.10%        9.10%      1.12%
     Top Plus....................................      244,616    $ 17.110362   $ 4,185,460     0.90%        9.32%      1.09%
                                                    ----------                  -----------
                                                       561,428                  $ 9,472,038
                                                    ----------                  -----------
   2003
     Top I.......................................        7,097    $  8.224458   $    58,368     1.10%       26.45%      1.22%
     Top Tradition...............................      341,395    $ 15.437040   $ 5,270,130     1.10%       26.45%      1.18%
     Top Plus....................................      264,354    $ 15.652148   $ 4,137,701     0.90%       26.70%      1.20%
                                                    ----------                  -----------
                                                       612,846                  $ 9,466,199
                                                    ----------                  -----------
   2002
     Top I.......................................        6,415    $  6.504141   $    41,724     1.10%      -23.47%      1.11%
     Top Tradition...............................      413,646    $ 12.208071   $ 5,049,816     1.10%      -23.47%      1.08%
     Top Plus....................................      286,685    $ 12.353754   $ 3,541,638     0.90%      -23.32%      1.07%
                                                    ----------                  -----------
                                                       706,746                  $ 8,633,178
                                                    ----------                  -----------
   2001
     Top I.......................................        6,417    $  8.499003   $    54,537     1.10%      -14.28%      2.05%
     Top Tradition...............................      485,469    $ 15.952375   $ 7,744,380     1.10%      -14.28%      2.02%
     Top Plus....................................      376,373    $ 16.110753   $ 6,063,648     0.90%      -14.11%      2.03%
                                                    ----------                  -----------
                                                       868,259                  $13,862,565
                                                    ----------                  -----------
   2000
     Top I.......................................        6,419    $  9.914556   $    63,637     1.10%      -10.63%      3.13%
     Top Tradition...............................      572,518    $ 18.609337   $10,654,178     1.10%      -10.63%      3.06%
     Top Plus....................................      444,223    $ 18.756672   $ 8,332,137     0.90%      -10.45%      3.06%
                                                    ----------                  -----------
                                                     1,023,160                  $19,049,952
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
   2002
     Top I.......................................        1,051    $  5.511170   $     5,791     1.10%      -29.10%      0.00%
     Top Tradition...............................        8,518    $  5.388262   $    45,895     1.10%      -29.10%      0.00%
     Top Plus....................................        6,744    $  5.452617   $    36,778     0.90%      -28.95%      0.00%
                                                    ----------                  -----------
                                                        16,313                  $    88,464
                                                    ----------                  -----------
   2001
     Top I.......................................        1,052    $  7.772669   $     8,170     1.10%      -20.66%      0.00%
     Top Tradition...............................       10,595    $  7.599331   $    80,517     1.10%      -20.66%      0.00%
     Top Plus....................................        8,009    $  7.674852   $    61,471     0.90%      -20.50%      0.00%
                                                    ----------                  -----------
                                                        19,656                  $   150,158
                                                    ----------                  -----------
   2000
     Top I.......................................        1,052    $  9.796345   $    10,302     1.10%      -13.73%      0.00%
     Top Tradition...............................       12,368    $  9.577874   $   118,463     1.10%      -13.73%      0.00%
     Top Plus....................................       11,546    $  9.653780   $   111,467     0.90%      -13.56%      0.00%
                                                    ----------                  -----------
                                                        24,966                  $   240,232
                                                    ----------                  -----------
   BLUE CHIP SUBACCOUNT
   2004
     Top I.......................................        1,048    $ 10.611435   $    11,123     1.10%        8.41%      1.37%
     Top Tradition...............................       14,125    $ 10.611435   $   149,889     1.10%        8.41%      1.33%
     Top Plus....................................        9,326    $ 10.720596   $    99,974     0.90%        8.62%      1.41%
                                                    ----------                  -----------
                                                        24,499                  $   260,986
                                                    ----------                  -----------
   2003
     Top I.......................................        1,049    $  9.788494   $    10,263     1.10%       25.21%      1.35%
     Top Tradition...............................       17,600    $  9.788494   $   172,281     1.10%       25.21%      1.22%
     Top Plus....................................        8,008    $  9.869589   $    79,039     0.90%       25.45%      1.46%
                                                    ----------                  -----------
                                                        26,657                  $   261,583
                                                    ----------                  -----------
   2002
     Top I.......................................        1,049    $  7.817892   $     8,200     1.10%      -20.31%      0.88%
     Top Tradition...............................       26,185    $  7.817892   $   204,713     1.10%      -20.31%      0.89%
     Top Plus....................................        3,847    $  7.867097   $    30,262     0.90%      -20.15%      1.09%
                                                    ----------                  -----------
                                                        31,081                  $   243,175
                                                    ----------                  -----------
   2001
     Top I.......................................        1,049    $  9.810085   $    10,293     1.10%       -5.27%      0.62%
     Top Tradition...............................       27,256    $  9.810085   $   267,386     1.10%       -5.27%      0.64%
     Top Plus....................................          531    $  9.852275   $     5,235     0.90%       -5.08%      0.52%
                                                    ----------                  -----------
                                                        28,836                  $   282,914
                                                    ----------                  -----------
   2000
     Top I.......................................        1,050    $ 10.356214   $    10,869     1.10%       -0.02%      0.45%
     Top Tradition...............................       19,912    $ 10.356214   $   206,216     1.10%       -0.02%      0.67%
     Top Plus....................................        1,283    $ 10.380054   $    13,317     0.90%        0.17%      0.55%
                                                    ----------                  -----------
                                                        22,245                  $   230,402
                                                    ----------                  -----------
   EQUITY INCOME SUBACCOUNT (NOTE 5)
   2002
     Top Tradition...............................       11,999    $  6.447392   $    77,361     1.10%      -21.74%      1.63%
     Top Plus....................................        4,254    $  6.487970   $    27,599     0.90%      -21.58%      1.60%
                                                    ----------                  -----------
                                                        16,253                  $   104,960
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   EQUITY INCOME SUBACCOUNT (NOTE 5) (CONTINUED)
   2001
     Top Tradition...............................        4,026    $  8.238360   $    33,166     1.10%      -12.79%      1.56%
     Top Plus....................................        1,690    $  8.273785   $    13,982     0.90%      -12.61%      1.67%
                                                    ----------                  -----------
                                                         5,716                  $    47,148
                                                    ----------                  -----------
   2000
     Top Tradition...............................        1,375    $  9.446303   $    12,993     1.10%      -13.44%      1.52%
     Top Plus....................................          438    $  9.468049   $     4,147     0.90%      -13.27%      0.33%
                                                    ----------                  -----------
                                                         1,813                  $    17,140
                                                    ----------                  -----------
   HIGH INCOME BOND SUBACCOUNT
   2004
     Top I.......................................          160    $ 13.323676   $     2,137     1.10%        9.46%      0.29%
     Top Tradition...............................       13,543    $ 13.323676   $   180,439     1.10%        9.46%      0.32%
     Top Plus....................................       12,628    $ 13.460648   $   169,977     0.90%        9.68%      0.32%
                                                    ----------                  -----------
                                                        26,331                  $   352,553
                                                    ----------                  -----------
   2003
     Top I.......................................          190    $ 12.171803   $     2,310     1.10%       21.45%      7.59%
     Top Tradition...............................       15,768    $ 12.171803   $   191,919     1.10%       21.45%      7.55%
     Top Plus....................................       12,579    $ 12.272560   $   154,382     0.90%       21.69%      7.70%
                                                    ----------                  -----------
                                                        28,537                  $   348,611
                                                    ----------                  -----------
   2002
     Top I.......................................          184    $ 10.021930   $     1,841     1.10%        2.81%      7.55%
     Top Tradition...............................       18,792    $ 10.021930   $   188,331     1.10%        2.81%     11.57%
     Top Plus....................................        9,715    $ 10.084932   $    97,981     0.90%        3.02%     10.96%
                                                    ----------                  -----------
                                                        28,691                  $   288,153
                                                    ----------                  -----------
   2001
     Top Tradition...............................        4,375    $  9.747713   $    42,651     1.10%        3.14%     19.62%
     Top Plus....................................        5,544    $  9.789608   $    54,278     0.90%        3.34%     13.83%
                                                    ----------                  -----------
                                                         9,919                  $    96,929
                                                    ----------                  -----------
   2000
     Top Tradition...............................          473    $  9.451224   $     4,475     1.10%       -8.11%     11.00%
     Top Plus....................................        1,598    $  9.472975   $    15,138     0.90%       -7.93%      6.74%
                                                    ----------                  -----------
                                                         2,071                  $    19,613
                                                    ----------                  -----------
   CAPITAL GROWTH SUBACCOUNT
   2004
     Top Tradition...............................       43,079    $  8.251025   $   355,446     1.10%       18.40%      0.00%
     Top Plus....................................       11,661    $  8.335993   $    97,203     0.90%       18.64%      0.00%
                                                    ----------                  -----------
                                                        54,740                  $   452,649
                                                    ----------                  -----------
   2003
     Top Tradition...............................       42,681    $  6.968653   $   297,431     1.10%       38.58%      0.00%
     Top Plus....................................       16,087    $  7.026460   $   113,036     0.90%       38.85%      0.00%
                                                    ----------                  -----------
                                                        58,768                  $   410,467
                                                    ----------                  -----------
   2002
     Top Tradition...............................       53,604    $  5.028760   $   269,563     1.10%      -42.69%      0.00%
     Top Plus....................................       16,769    $  5.060464   $    84,859     0.90%      -42.58%      0.00%
                                                    ----------                  -----------
                                                        70,373                  $   354,422
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT
     (CONTINUED)
   2001
     Top Tradition.....................      56,617     $  8.775196   $   496,824     1.10%      -15.54%      0.00%
     Top Plus..........................      17,041     $  8.812997   $   150,183     0.90%      -15.37%      0.00%
                                          ---------                   -----------
                                             73,658                   $   647,007
                                          ---------                   -----------
   2000
     Top Tradition.....................      82,911     $ 10.389701   $   861,418     1.10%      -26.81%      0.00%
     Top Plus..........................      21,462     $ 10.413649   $   223,499     0.90%      -26.67%      0.00%
                                          ---------                   -----------
                                            104,373                   $ 1,084,917
                                          ---------                   -----------
   NASDAQ-100 INDEX SUBACCOUNT
   2004
     Top Tradition.....................      49,855     $  3.971406   $   197,995     1.10%        8.80%      0.00%
     Top Plus..........................      20,940     $  4.008381   $    83,933     0.90%        9.02%      0.00%
                                          ---------                   -----------
                                             70,795                   $   281,928
                                          ---------                   -----------
   2003
     Top Tradition.....................      45,176     $  3.650175   $   164,901     1.10%       46.26%      0.00%
     Top Plus..........................      23,035     $  3.676860   $    84,695     0.90%       46.54%      0.00%
                                          ---------                   -----------
                                             68,211                   $   249,596
                                          ---------                   -----------
   2002
     Top Tradition.....................      62,682     $  2.495758   $   156,439     1.10%      -38.02%      0.00%
     Top Plus..........................      23,289     $  2.509045   $    58,434     0.90%      -37.89%      0.00%
                                          ---------                   -----------
                                             85,971                   $   214,873
                                          ---------                   -----------
   2001
     Top Tradition.....................      40,975     $  4.026481   $   164,984     1.10%      -33.39%      0.00%
     Top Plus..........................      21,247     $  4.039873   $    85,834     0.90%      -33.26%      0.00%
                                          ---------                   -----------
                                             62,222                   $   250,818
                                          ---------                   -----------
   2000
     Top Tradition.....................      17,683     $  6.044900   $   106,892     1.10%      -39.55%      0.00%       5/1/00
     Top Plus..........................      19,362     $  6.052800   $   117,196     0.90%      -39.47%      0.00%       5/1/00
                                          ---------                   -----------
                                             37,045                   $   224,088
                                          ---------                   -----------
   BRISTOL SUBACCOUNT
   2004
     Top Plus..........................       7,224     $ 11.097582   $    80,165     0.90%        7.65%      1.01%
   2003
     Top Tradition.....................         518     $ 10.274749   $     5,322     1.10%       31.02%      2.07%
     Top Plus..........................       7,068     $ 10.308725   $    72,860     0.90%       31.28%      0.64%
                                          ---------                   -----------
                                              7,586                   $    78,182
                                          ---------                   -----------
   2002
     Top Plus..........................       3,038     $  7.852697   $    23,857     0.90%      -21.47%      0.00%       5/1/02
   BRYTON GROWTH SUBACCOUNT
   2004
     Top Tradition.....................         314     $  9.741115   $     3,054     1.10%        6.33%      0.00%
     Top Plus..........................       5,576     $  9.792756   $    54,605     0.90%        6.54%      0.00%
                                          ---------                   -----------
                                              5,890                   $    57,659
                                          ---------                   -----------
   2003
     Top Tradition.....................       1,867     $  9.161204   $    17,109     1.10%       34.14%      0.00%
     Top Plus..........................       6,688     $  9.191509   $    61,472     0.90%       34.40%      0.00%
                                          ---------                   -----------
                                              8,555                   $    78,581
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   BRYTON GROWTH SUBACCOUNT (CONTINUED)
   2002
     Top Tradition.....................       3,132     $  6.829705   $    21,394     1.10%      -31.70%      0.00%       5/1/02
     Top Plus..........................       3,641     $  6.838775   $    24,899     0.90%      -31.61%      0.00%       5/1/02
                                          ---------                   -----------
                                              6,773                   $    46,293
                                          ---------                   -----------
   DOW TARGET 10 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
   2004
     Top Tradition.....................       5,097     $ 10.913089   $    55,629     1.10%        2.09%      0.00%
   2003
     Top Tradition.....................       5,099     $ 10.689982   $    54,507     1.10%       23.88%      3.11%
   SECOND QUARTER SUBACCOUNT
   2004
     Top Tradition.....................       2,641     $ 12.620548   $    33,325     1.10%        0.82%      0.00%
   2003
     Top Tradition.....................       2,641     $ 12.518333   $    33,063     1.10%       26.97%      3.55%
   THIRD QUARTER SUBACCOUNT
   2004
     Top Tradition.....................         971     $ 12.665868   $    12,299     1.10%        2.21%      0.00%
   2003
     Top Tradition.....................         971     $ 12.391628   $    12,037     1.10%       23.11%      3.34%
   FOURTH QUARTER SUBACCOUNT
   2004
     Top Tradition.....................       4,162     $ 12.947669   $    53,885     1.10%        0.04%      0.00%
   2003
     Top Tradition.....................       4,165     $ 12.943122   $    53,905     1.10%       22.47%      2.90%
   NOVEMBER SUBACCOUNT
   2002
     Top Tradition.....................       5,683     $  7.926971   $    45,050     1.10%      -13.99%      2.84%
   2001
     Top Tradition.....................       2,530     $  9.216288   $    23,316     1.10%       -2.42%      0.38%
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
   2004
     Top Tradition.....................       4,853     $ 11.983597   $    58,155     1.10%        9.48%      0.00%
   2003
     Top Tradition.....................       4,983     $ 10.945819   $    54,543     1.10%       18.25%      2.53%
   2002
     Top Tradition.....................           9     $  9.256458   $        84     1.10%      -13.55%      2.17%
   2001
     Top Tradition.....................         997     $ 10.707627   $    10,674     1.10%       -4.35%      1.89%
   2000
     Top Tradition.....................         997     $ 11.194408   $    11,159     1.10%       11.94%      3.13%       1/3/00
   FEBRUARY SUBACCOUNT
   2002
     Top Tradition.....................         125     $ 10.766311   $     1,340     1.10%       -8.49%      2.56%
   2001
     Top Tradition.....................         189     $ 11.765062   $     2,225     1.10%       -2.52%      2.16%
   2000
     Top Tradition.....................         107     $ 12.069679   $     1,289     1.10%       20.70%      2.24%       2/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
     (CONTINUED)
   MARCH SUBACCOUNT
   2002
     Top Tradition.....................         324     $ 11.504336   $     3,729     1.10%       -9.91%      4.35%
   2001
     Top Tradition.....................          10     $ 12.769902   $       125     1.10%       -5.63%      1.32%
   SECOND QUARTER SUBACCOUNT
   2004
     Top Tradition.....................       2,701     $ 13.070210   $    35,297     1.10%        9.75%      0.00%
   2003
     Top Tradition.....................       2,701     $ 11.908693   $    32,169     1.10%       21.91%      2.99%
   2002
     Top Tradition.....................          22     $  9.768484   $       217     1.10%      -10.51%      2.60%
   2001
     Top Tradition.....................         154     $ 10.916013   $     1,679     1.10%      -11.61%      1.95%
   2000
     Top Tradition.....................          27     $ 12.349621   $       337     1.10%       23.50%      1.95%       4/3/00
   MAY SUBACCOUNT
   2002
     Top Tradition.....................          12     $  9.747448   $       121     1.10%      -15.16%      2.85%
   2001
     Top Tradition.....................         110     $ 11.488541   $     1,263     1.10%      -10.25%      1.68%
   2000
     Top Tradition.....................         103     $ 12.799982   $     1,312     1.10%       28.00%      1.94%       5/1/00
   JUNE SUBACCOUNT
   2002
     Top Tradition.....................          13     $  9.228008   $       119     1.10%      -12.65%      2.95%
   2001
     Top Tradition.....................          13     $ 10.563869   $       136     1.10%       -9.40%      1.40%
   2000
     Top Tradition.....................           5     $ 11.660117   $        58     1.10%       16.60%      1.49%       6/1/00
   THIRD QUARTER SUBACCOUNT
   2004
     Top Tradition.....................          40     $ 11.785236   $       477     1.10%        6.69%      0.00%
   2003
     Top Tradition.....................          41     $ 11.046269   $       448     1.10%       13.64%      3.04%
   2002
     Top Tradition.....................          13     $  9.720700   $       126     1.10%      -11.76%      2.39%
   2001
     Top Tradition.....................          13     $ 11.016026   $       144     1.10%       -6.33%      1.64%
   2000
     Top Tradition.....................           5     $ 11.760223   $        59     1.10%       17.60%      1.12%       7/3/00
   AUGUST SUBACCOUNT
   2002
     Top Tradition.....................          13     $ 11.617437   $       149     1.10%       -2.20%      1.18%
   2001
     Top Tradition.....................         205     $ 11.879245   $     2,436     1.10%        0.78%      1.92%
   2000
     Top Tradition.....................         103     $ 11.787825   $     1,211     1.10%       17.88%      0.81%       8/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
     (CONTINUED)
   SEPTEMBER SUBACCOUNT
   2002
     Top Tradition.....................          13     $ 10.028142   $       130     1.10%      -14.77%      2.24%
   2001
     Top Tradition.....................          13     $ 11.766432   $       154     1.10%        1.24%      1.06%
   2000
     Top Tradition.....................           5     $ 11.622611   $        56     1.10%       16.23%      0.80%       9/1/00
   FOURTH QUARTER SUBACCOUNT
   2004
     Top Tradition.....................       2,363     $ 14.730567   $    34,802     1.10%        5.40%      0.00%
     Top Plus..........................       3,282     $ 14.854913   $    48,755     0.90%        5.60%      0.00%
                                          ---------                   -----------
                                              5,645                   $    83,557
                                          ---------                   -----------
   2003
     Top Tradition.....................       2,365     $ 13.976503   $    33,059     1.10%       18.25%      2.67%
     Top Plus..........................       3,761     $ 14.066554   $    52,900     0.90%       18.48%      2.68%
                                          ---------                   -----------
                                              6,126                   $    85,959
                                          ---------                   -----------
   2002
     Top Tradition.....................          13     $ 11.819898   $       156     1.10%       -6.92%      2.45%
   2001
     Top Tradition.....................          13     $ 12.698301   $       168     1.10%        2.08%      1.72%
   2000
     Top Tradition.....................           5     $ 12.440161   $        58     1.10%       24.40%      0.36%      10/2/00
   NOVEMBER SUBACCOUNT
   2002
     Top Tradition.....................       3,567     $  7.231070   $    25,791     1.10%      -16.30%      4.53%
     Top Plus..........................       5,710     $  7.276536   $    41,552     0.90%      -16.13%      4.14%
                                          ---------                   -----------
                                              9,277                   $    67,343
                                          ---------                   -----------
   2001
     Top Tradition.....................         433     $  8.638926   $     3,742     1.10%        1.15%      1.52%
     Top Plus..........................         727     $  8.676037   $     6,306     0.90%        1.35%      1.42%
                                          ---------                   -----------
                                              1,160                   $    10,048
                                          ---------                   -----------
   2000
     Top Tradition.....................         194     $  8.540946   $     1,657     1.10%      -14.25%      2.58%
     Top Plus..........................         727     $  8.560591   $     6,222     0.90%      -14.08%      2.57%
                                          ---------                   -----------
                                                921                   $     7,879
                                          ---------                   -----------
   DECEMBER SUBACCOUNT
   2002
     Top Tradition.....................          14     $  8.918335   $       125     1.10%      -18.44%      2.34%
   2001
     Top Tradition.....................          14     $ 10.934492   $       154     1.10%        3.20%      0.91%
   2000
     Top Tradition.....................           5     $ 10.595121   $        53     1.10%        5.88%      0.63%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------

   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
   GROWTH SUBACCOUNT
   2004
     Top I.......................................       1,366     $  7.181339   $     9,806     1.10%        3.38%      0.14%
     Top Tradition...............................      98,679     $  7.181339   $   708,644     1.10%        3.38%      0.15%
     Top Plus....................................      40,418     $  7.255263   $   293,251     0.90%        3.58%      0.13%
                                                    ---------                   -----------
                                                      140,463                   $ 1,011,701
                                                    ---------                   -----------
   2003
     Top I.......................................       1,601     $  6.946735   $    11,121     1.10%       30.30%      0.10%
     Top Tradition...............................     110,989     $  6.946735   $   771,013     1.10%       30.30%      0.09%
     Top Plus....................................      57,339     $  7.004322   $   401,621     0.90%       30.56%      0.10%
                                                    ---------                   -----------
                                                      169,929                   $ 1,183,755
                                                    ---------                   -----------
   2002
     Top I.......................................       1,602     $  5.331366   $     8,538     1.10%      -27.31%      0.00%
     Top Tradition...............................     137,700     $  5.331366   $   734,130     1.10%      -27.31%      0.00%
     Top Plus....................................      59,325     $  5.364950   $   318,277     0.90%      -27.17%      0.00%
                                                    ---------                   -----------
                                                      198,627                   $ 1,060,945
                                                    ---------                   -----------
   2001
     Top I.......................................       1,602     $  7.334439   $    11,749     1.10%      -25.56%      0.07%
     Top Tradition...............................     175,696     $  7.334439   $ 1,288,629     1.10%      -25.56%      0.06%
     Top Plus....................................      92,363     $  7.366024   $   680,349     0.90%      -25.41%      0.06%
                                                    ---------                   -----------
                                                      269,661                   $ 1,980,727
                                                    ---------                   -----------
   2000
     Top I.......................................       1,602     $  9.852763   $    15,789     1.10%      -15.48%      2.14%
     Top Tradition...............................     215,149     $  9.852763   $ 2,119,812     1.10%      -15.48%      2.57%
     Top Plus....................................     128,603     $  9.875450   $ 1,270,013     0.90%      -15.31%      2.61%
                                                    ---------                   -----------
                                                      345,354                   $ 3,405,614
                                                    ---------                   -----------
   WORLDWIDE GROWTH SUBACCOUNT
   2004
     Top I.......................................       1,730     $  7.926252   $    13,713     1.10%        3.64%      0.96%
     Top Tradition...............................      72,089     $  7.926252   $   571,398     1.10%        3.64%      0.98%
     Top Plus....................................      32,135     $  8.007801   $   257,325     0.90%        3.84%      0.92%
                                                    ---------                   -----------
                                                      105,954                   $   842,436
                                                    ---------                   -----------
   2003
     Top I.......................................       2,103     $  7.648142   $    16,082     1.10%       22.64%      1.12%
     Top Tradition...............................      85,316     $  7.648142   $   652,511     1.10%       22.64%      1.05%
     Top Plus....................................      52,538     $  7.711505   $   405,147     0.90%       22.89%      1.10%
                                                    ---------                   -----------
                                                      139,957                   $ 1,073,740
                                                    ---------                   -----------
   2002
     Top I.......................................       2,104     $  6.236113   $    13,120     1.10%      -26.31%      0.87%
     Top Tradition...............................     124,092     $  6.236113   $   773,850     1.10%      -26.31%      0.86%
     Top Plus....................................      68,354     $  6.275358   $   428,949     0.90%      -26.17%      0.82%
                                                    ---------                   -----------
                                                      194,550                   $ 1,215,919
                                                    ---------                   -----------
   2001
     Top I.......................................       2,674     $  8.463030   $    22,629     1.10%      -23.29%      0.41%
     Top Tradition...............................     153,709     $  8.463030   $ 1,300,841     1.10%      -23.29%      0.46%
     Top Plus....................................      89,086     $  8.499423   $   757,183     0.90%      -23.13%      0.46%
                                                    ---------                   -----------
                                                      245,469                   $ 2,080,653
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
     (CONTINUED)
   WORLDWIDE GROWTH SUBACCOUNT (CONTINUED)
   2000
     Top I.......................................       6,449     $ 11.031902   $    71,147     1.10%      -16.59%      2.69%
     Top Tradition...............................     185,163     $ 11.031902   $ 2,042,705     1.10%      -16.59%      2.16%
     Top Plus....................................     115,518     $ 11.057279   $ 1,277,319     0.90%      -16.42%      2.21%
                                                    ---------                   -----------
                                                      307,130                   $ 3,391,171
                                                    ---------                   -----------
   BALANCED SUBACCOUNT
   2004
     Top I.......................................       8,062     $ 11.261194   $    90,788     1.10%        7.34%      2.33%
     Top Tradition...............................      95,185     $ 11.261194   $ 1,071,901     1.10%        7.34%      2.20%
     Top Plus....................................      37,125     $ 11.377016   $   422,367     0.90%        7.56%      2.12%
                                                    ---------                   -----------
                                                      140,372                   $ 1,585,056
                                                    ---------                   -----------
   2003
     Top I.......................................       7,848     $ 10.490828   $    82,333     1.10%       12.81%      2.24%
     Top Tradition...............................     107,943     $ 10.490828   $ 1,132,407     1.10%       12.81%      2.23%
     Top Plus....................................      51,703     $ 10.577712   $   546,902     0.90%       13.03%      2.05%
                                                    ---------                   -----------
                                                      167,494                   $ 1,761,642
                                                    ---------                   -----------
   2002
     Top I.......................................       7,846     $  9.299613   $    72,964     1.10%       -7.46%      2.42%
     Top Tradition...............................     108,572     $  9.299613   $ 1,009,673     1.10%       -7.46%      2.35%
     Top Plus....................................      69,027     $  9.358103   $   645,967     0.90%       -7.28%      2.31%
                                                    ---------                   -----------
                                                      185,445                   $ 1,728,604
                                                    ---------                   -----------
   2001
     Top I.......................................       7,959     $ 10.049646   $    79,989     1.10%       -5.71%      2.62%
     Top Tradition...............................     118,926     $ 10.049646   $ 1,195,169     1.10%       -5.71%      2.56%
     Top Plus....................................      87,320     $ 10.092837   $   881,309     0.90%       -5.52%      2.75%
                                                    ---------                   -----------
                                                      214,205                   $ 2,156,467
                                                    ---------                   -----------
   2000
     Top I.......................................       7,965     $ 10.657989   $    84,885     1.10%       -3.33%      5.52%
     Top Tradition...............................     134,438     $ 10.657989   $ 1,432,841     1.10%       -3.33%      6.11%
     Top Plus....................................      63,980     $ 10.682514   $   683,464     0.90%       -3.14%      6.44%
                                                    ---------                   -----------
                                                      206,383                   $ 2,201,190
                                                    ---------                   -----------
   STRONG VARIABLE ANNUITY FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
   2004
     Top I.......................................       1,110     $ 12.853057   $    14,266     1.10%       16.93%      0.00%
     Top Tradition...............................      13,297     $ 12.853057   $   170,910     1.10%       16.93%      0.00%
     Top Plus....................................      10,613     $ 12.985241   $   137,812     0.90%       17.16%      0.00%
                                                    ---------                   -----------
                                                       25,020                   $   322,988
                                                    ---------                   -----------
   2003
     Top I.......................................       1,110     $ 10.992008   $    12,205     1.10%       35.52%      0.15%
     Top Tradition...............................      16,336     $ 10.992008   $   179,563     1.10%       35.52%      0.08%
     Top Plus....................................      15,722     $ 11.083042   $   174,249     0.90%       35.79%      0.09%
                                                    ---------                   -----------
                                                       33,168                   $   366,017
                                                    ---------                   -----------
   2002
     Top I.......................................         336     $  8.111148   $     2,728     1.10%      -27.62%      0.40%
     Top Tradition...............................      17,403     $  8.111148   $   141,159     1.10%      -27.62%      0.46%
     Top Plus....................................      12,444     $  8.162179   $   101,570     0.90%      -27.47%      0.41%
                                                    ---------                   -----------
                                                       30,183                   $   245,457
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   STRONG VARIABLE ANNUITY FUNDS, INC.:
     (CONTINUED)
   OPPORTUNITY II SUBACCOUNT (CONTINUED)
   2001
     Top I.......................................         337     $ 11.205725   $     3,772     1.10%       -4.76%      0.36%
     Top Tradition...............................      13,317     $ 11.205725   $   149,231     1.10%       -4.76%      0.36%
     Top Plus....................................      12,170     $ 11.253894   $   136,955     0.90%       -4.57%      0.46%
                                                    ---------                   -----------
                                                       25,824                   $   289,958
                                                    ---------                   -----------
   2000
     Top I.......................................         337     $ 11.765451   $     3,963     1.10%        5.44%      0.23%
     Top Tradition...............................       7,605     $ 11.765451   $    89,472     1.10%        5.44%      0.33%
     Top Plus....................................       8,911     $ 11.792516   $   105,083     0.90%        5.65%      0.36%
                                                    ---------                   -----------
                                                       16,853                   $   198,518
                                                    ---------                   -----------
   MULTI CAP VALUE II SUBACCOUNT
   2004
     Top Tradition...............................       3,814     $ 13.573321   $    51,766     1.10%       15.49%      0.00%
     Top Plus....................................      12,462     $ 13.712955   $   170,888     0.90%       15.72%      0.00%
                                                    ---------                   -----------
                                                       16,276                   $   222,654
                                                    ---------                   -----------
   2003
     Top Tradition...............................       4,434     $ 11.752588   $    52,114     1.10%       36.89%      0.12%
     Top Plus....................................      14,471     $ 11.849948   $   171,480     0.90%       37.16%      0.11%
                                                    ---------                   -----------
                                                       18,905                   $   223,594
                                                    ---------                   -----------
   2002
     Top Tradition...............................       3,816     $  8.585353   $    32,766     1.10%      -24.00%      0.40%
     Top Plus....................................      14,619     $  8.639387   $   126,297     0.90%      -23.85%      0.36%
                                                    ---------                   -----------
                                                       18,435                   $   159,063
                                                    ---------                   -----------
   2001
     Top Tradition...............................       5,895     $ 11.296049   $    66,595     1.10%        2.98%      0.00%
     Top Plus....................................      19,922     $ 11.344630   $   226,004     0.90%        3.19%      0.01%
                                                    ---------                   -----------
                                                       25,817                   $   292,599
                                                    ---------                   -----------
   2000
     Top Tradition...............................      14,971     $ 10.968728   $   164,209     1.10%        6.65%      0.54%
     Top Plus....................................       3,506     $ 10.993977   $    38,540     0.90%        6.86%      0.45%
                                                    ---------                   -----------
                                                       18,477                   $   202,749
                                                    ---------                   -----------
   MID CAP GROWTH II SUBACCOUNT
   2004
     Top Tradition...............................      28,761     $  7.200348   $   207,092     1.10%       17.86%      0.00%
     Top Plus....................................      21,360     $  7.274512   $   155,378     0.90%       18.09%      0.00%
                                                    ---------                   -----------
                                                       50,121                       362,470
                                                    ---------                   -----------
   2003
     Top Tradition...............................      34,323     $  6.109458   $   209,691     1.10%       32.75%      0.00%
     Top Plus....................................      29,723     $  6.160144   $   183,100     0.90%       33.02%      0.00%
                                                    ---------                   -----------
                                                       64,046                   $   392,791
                                                    ---------                   -----------
   2002
     Top Tradition...............................      56,003     $  4.602057   $   257,729     1.10%      -38.23%      0.00%
     Top Plus....................................      25,386     $  4.631070   $   117,563     0.90%      -38.10%      0.00%
                                                    ---------                   -----------
                                                       81,389                   $   375,292
                                                    ---------                   -----------
   2001
     Top Tradition...............................      75,993     $  7.449973   $   566,148     1.10%      -31.53%      0.00%
     Top Plus....................................      43,264     $  7.482075   $   323,706     0.90%      -31.39%      0.00%
                                                    ---------                   -----------
                                                      119,257                   $   889,854
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   STRONG VARIABLE ANNUITY FUNDS, INC.:
     (CONTINUED)
   MID CAP GROWTH II SUBACCOUNT (CONTINUED)
   2000
     Top Tradition...............................      72,369     $ 10.880657   $   787,424     1.10%      -15.76%      0.00%
     Top Plus....................................      44,498     $ 10.905725   $   485,282     0.90%      -15.60%      0.00%
                                                    ---------                   -----------
                                                      116,867                   $ 1,272,706
                                                    ---------                   -----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
   US REAL ESTATE SUBACCOUNT
   2004
     Top Tradition...............................      13,368     $ 25.381114   $   339,294     1.10%       34.91%      1.48%
     Top Plus....................................       3,334     $ 25.642046   $    85,479     0.90%       35.18%      1.41%
                                                    ---------                   -----------
                                                       16,702                   $   424,773
                                                    ---------                   -----------
   2003
     Top Tradition...............................       9,846     $ 18.813690   $   185,232     1.10%       36.02%      0.00%
     Top Plus....................................       2,935     $ 18.969437   $    55,681     0.90%       36.29%      0.00%
                                                    ---------                   -----------
                                                       12,781                   $   240,913
                                                    ---------                   -----------
   2002
     Top Tradition...............................       6,240     $ 13.831866   $    86,313     1.10%       -1.87%      3.05%
     Top Plus....................................       1,236     $ 13.918838   $    17,199     0.90%       -1.67%      1.02%
                                                    ---------                   -----------
                                                        7,476                   $   103,512
                                                    ---------                   -----------
   2001
     Top Tradition...............................       7,767     $ 14.094975   $   109,472     1.10%        8.64%      3.06%
     Top Plus....................................       3,205     $ 14.155556   $    45,366     0.90%        8.86%      4.05%
                                                    ---------                   -----------
                                                       10,972                   $   154,838
                                                    ---------                   -----------
   2000
     Top Tradition...............................      16,383     $ 12.974045   $   212,555     1.10%       27.87%      2.40%
     Top Plus....................................       1,969     $ 13.003900   $    25,606     0.90%       28.12%      0.83%
                                                    ---------                   -----------
                                                       18,352                   $   238,161
                                                    ---------                   -----------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
   2004
     Top Tradition...............................      19,285     $ 11.253743   $   217,026     1.10%       17.50%      1.30%
     Top Plus....................................       7,620     $ 11.369495   $    86,635     0.90%       17.74%      2.04%
                                                    ---------                   -----------
                                                       26,905                   $   303,661
                                                    ---------                   -----------
   2003
     Top Tradition...............................      19,703     $  9.577460   $   188,706     1.10%       23.01%      1.50%
     Top Plus....................................       4,255     $  9.656808   $    41,089     0.90%       23.25%      1.51%
                                                    ---------                   -----------
                                                       23,958                   $   229,795
                                                    ---------                   -----------
   2002
     Top Tradition...............................      11,484     $  7.786048   $    89,410     1.10%      -12.30%      1.63%
     Top Plus....................................       1,629     $  7.835039   $    12,766     0.90%      -12.13%      1.38%
                                                    ---------                   -----------
                                                       13,113                   $   102,176
                                                    ---------                   -----------
   2001
     Top Tradition...............................       9,172     $  8.878447   $    81,437     1.10%      -10.33%      0.50%
     Top Plus....................................       1,902     $  8.916630   $    16,959     0.90%      -10.15%      0.49%
                                                    ---------                   -----------
                                                       11,074                   $    98,396
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
     (CONTINUED)
   GROWTH & INCOME SUBACCOUNT (CONTINUED)
   2000
     Top Tradition...............................       7,957     $  9.901207   $    78,784     1.10%       -5.72%      0.61%
     Top Plus....................................       1,195     $  9.923988   $    11,864     0.90%       -5.54%      0.59%
                                                    ---------                   -----------
                                                        9,152                   $    90,648
                                                    ---------                   -----------
   CORE US EQUITY SUBACCOUNT
   2004
     Top Tradition...............................       6,673     $  9.568193   $    63,850     1.10%       13.69%      1.15%
     Top Plus....................................       5,231     $  9.666608   $    50,568     0.90%       13.91%      1.10%
                                                    ---------                   -----------
                                                       11,904                   $   114,418
                                                    ---------                   -----------
   2003
     Top Tradition...............................       6,668     $  8.416223   $    56,118     1.10%       28.07%      0.93%
     Top Plus....................................       7,005     $  8.485938   $    59,442     0.90%       28.32%      1.05%
                                                    ---------                   -----------
                                                       13,673                   $   115,560
                                                    ---------                   -----------
   2002
     Top Tradition...............................       8,119     $  6.571707   $    53,357     1.10%      -22.75%      0.63%
     Top Plus....................................       3,330     $  6.613061   $    22,023     0.90%      -22.59%      0.58%
                                                    ---------                   -----------
                                                       11,449                   $    75,380
                                                    ---------                   -----------
   2001
     Top Tradition...............................       5,966     $  8.506573   $    50,754     1.10%      -12.91%      0.35%
     Top Plus....................................       3,278     $  8.543146   $    28,002     0.90%      -12.73%      0.44%
                                                    ---------                   -----------
                                                        9,244                   $    78,756
                                                    ---------                   -----------
   2000
     Top I.......................................       2,215     $  9.767104   $    21,637     1.10%      -10.60%      0.58%
     Top Tradition...............................       7,309     $  9.767104   $    71,389     1.10%      -10.60%      0.64%
     Top Plus....................................       3,025     $  9.789574   $    29,613     0.90%      -10.42%      0.65%
                                                    ---------                   -----------
                                                       12,549                   $   122,639
                                                    ---------                   -----------
   CAPITAL GROWTH SUBACCOUNT
   2004
     Top Tradition...............................       2,736     $  8.508390   $    23,280     1.10%        7.90%      0.70%
     Top Plus....................................       1,192     $  8.595928   $    10,242     0.90%        8.11%      0.73%
                                                    ---------                   -----------
                                                        3,928                   $    33,522
                                                    ---------                   -----------
   2003
     Top Tradition...............................       2,899     $  7.885625   $    22,862     1.10%       22.39%      0.25%
     Top Plus....................................       1,192     $  7.950961   $     9,474     0.90%       22.63%      0.32%
                                                    ---------                   -----------
                                                        4,091                   $    32,336
                                                    ---------                   -----------
   2002
     Top Tradition...............................       3,571     $  6.442916   $    23,008     1.10%      -25.16%      0.15%
     Top Plus....................................         568     $  6.483475   $     3,684     0.90%      -25.01%      0.13%
                                                    ---------                   -----------
                                                        4,139                   $    26,692
                                                    ---------                   -----------
   2001
     Top Tradition...............................       4,081     $  8.608436   $    35,127     1.10%      -15.40%      0.15%
     Top Plus....................................         632     $  8.645455   $     5,461     0.90%      -15.23%      0.16%
                                                    ---------                   -----------
                                                        4,713                   $    40,588
                                                    ---------                   -----------
   2000
     Top Tradition...............................       4,319     $ 10.175293   $    43,952     1.10%       -8.97%      0.13%
     Top Plus....................................         632     $ 10.198702   $     6,442     0.90%       -8.79%      0.12%
                                                    ---------                   -----------
                                                        4,951                   $    50,394
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
   2004
     Top Tradition...............................      11,218     $ 15.910050   $   178,472     1.10%       29.16%      0.65%
     Top Plus....................................       8,687     $ 16.073745   $   139,638     0.90%       29.42%      0.66%
                                                    ---------                   -----------
                                                       19,905                   $   318,110
                                                    ---------                   -----------
   2003
     Top Tradition...............................      12,694     $ 12.317740   $   156,360     1.10%       51.28%      0.06%
     Top Plus....................................      10,753     $ 12.419811   $   133,546     0.90%       51.58%      0.05%
                                                    ---------                   -----------
                                                       23,447                   $   289,906
                                                    ---------                   -----------
   2002
     Top Tradition...............................      12,594     $  8.142509   $   102,545     1.10%       -2.57%      0.51%
     Top Plus....................................       3,752     $  8.193782   $    30,742     0.90%       -2.38%      0.65%
                                                    ---------                   -----------
                                                       16,346                   $   133,287
                                                    ---------                   -----------
   2001
     Top Tradition...............................       6,276     $  8.357476   $    52,449     1.10%       -6.11%      0.33%
     Top Plus....................................       1,418     $  8.393462   $    11,903     0.90%       -5.93%      0.45%
                                                    ---------                   -----------
                                                        7,694                   $    64,352
                                                    ---------                   -----------
   2000
     Top Tradition...............................       3,737     $  8.901738   $    33,270     1.10%      -28.86%      0.22%
     Top Plus....................................       1,575     $  8.922265   $    14,056     0.90%      -28.71%      0.30%
                                                    ---------                   -----------
                                                        5,312                   $    47,326
                                                    ---------                   -----------
   SMALL CAP SUBACCOUNT
   2004
     Top I.......................................         903     $ 18.593323   $    16,782     1.10%       13.63%      0.00%
     Top Tradition...............................      31,313     $ 18.593323   $   582,218     1.10%       13.63%      0.00%
     Top Plus....................................      16,014     $ 18.784536   $   300,821     0.90%       13.86%      0.00%
                                                    ---------                   -----------
                                                       48,230                   $   899,821
                                                    ---------                   -----------
   2003
     Top I.......................................         177     $ 16.362380   $     2,893     1.10%       35.73%      0.00%
     Top Tradition...............................      33,976     $ 16.362380   $   555,925     1.10%       35.73%      0.00%
     Top Plus....................................      16,318     $ 16.497870   $   269,219     0.90%       36.00%      0.00%
                                                    ---------                   -----------
                                                       50,471                   $   828,037
                                                    ---------                   -----------
   2002
     Top I.......................................         178     $ 12.055137   $     2,141     1.10%      -18.57%      0.00%
     Top Tradition...............................      47,501     $ 12.055137   $   572,632     1.10%      -18.57%      0.00%
     Top Plus....................................      18,820     $ 12.130971   $   228,304     0.90%      -18.41%      0.00%
                                                    ---------                   -----------
                                                       66,499                   $   803,077
                                                    ---------                   -----------
   2001
     Top Tradition...............................      34,423     $ 14.804778   $   509,627     1.10%       17.33%      0.10%
     Top Plus....................................      15,301     $ 14.868406   $   227,508     0.90%       17.57%      0.11%
                                                    ---------                   -----------
                                                       49,724                   $   737,135
                                                    ---------                   -----------
   2000
     Top Tradition...............................      11,265     $ 12.617728   $   142,140     1.10%       19.74%      0.34%
     Top Plus....................................       2,010     $ 12.646744   $    25,421     0.90%       19.97%      0.27%
                                                    ---------                   -----------
                                                       13,275                   $   167,561
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   PBHG INSURANCE SERIES FUND, INC.:
   TECHNOLOGY & COMMUNICATIONS
     SUBACCOUNT
   2004
     Top Tradition.....................      11,324     $  1.735475   $    19,652     1.10%        5.26%      0.00%
     Top Plus..........................      16,674     $  1.751658   $    29,207     0.90%        5.47%      0.00%
                                          ---------                   -----------
                                             27,998                   $    48,859
                                          ---------                   -----------
   2003
     Top Tradition.....................      12,966     $  1.648743   $    21,377     1.10%       43.75%      0.00%
     Top Plus..........................      21,248     $  1.660811   $    35,289     0.90%       44.04%      0.00%
                                          ---------                   -----------
                                             34,214                   $    56,666
                                          ---------                   -----------
   2002
     Top Tradition.....................     196,838     $  1.146913   $   225,755     1.10%      -54.49%      0.00%
     Top Plus..........................      22,953     $  1.153023   $    26,466     0.90%      -54.40%      0.00%
                                          ---------                   -----------
                                            219,791                   $   252,221
                                          ---------                   -----------
   2001
     Top Tradition.....................      42,435     $  2.520168   $   106,942     1.10%      -52.84%      0.00%
     Top Plus..........................      30,905     $  2.528557   $    78,145     0.90%      -52.75%      0.00%
                                          ---------                   -----------
                                             73,340                   $   185,087
                                          ---------                   -----------
   2000
     Top Tradition.....................      60,363     $  5.343997   $   322,580     1.10%      -46.56%      0.00%       5/1/00
     Top Plus..........................      26,798     $  5.351043   $   143,399     0.90%      -46.49%      0.00%       5/1/00
                                          ---------                   -----------
                                             87,161                   $   465,979
                                          ---------                   -----------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND SERVICE CLASS 2:
   VIP MID-CAP SUBACCOUNT
   2004
     Top Tradition.....................      81,286     $ 15.992023   $ 1,299,931     1.10%       23.30%      0.00%
     Top Plus..........................      31,931     $ 16.140487   $   515,375     0.90%       23.54%      0.00%
                                          ---------                   -----------
                                            113,217                   $ 1,815,306
                                          ---------                   -----------
   2003
     Top Tradition.....................      79,182     $ 12.970347   $ 1,027,017     1.10%       36.75%      0.28%
     Top Plus..........................      23,165     $ 13.064822   $   302,650     0.90%       37.02%      0.28%
                                          ---------                   -----------
                                            102,347                   $ 1,329,667
                                          ---------                   -----------
   2002
     Top Tradition.....................      81,151     $  9.484819   $   769,701     1.10%      -11.00%      0.62%
     Top Plus..........................      27,653     $  9.535043   $   263,679     0.90%      -10.83%      0.69%
                                          ---------                   -----------
                                            108,804                   $ 1,033,380
                                          ---------                   -----------
   2001
     Top Tradition.....................      52,867     $ 10.657617   $   563,440     1.10%       -4.57%      0.00%
     Top Plus..........................      16,420     $ 10.692863   $   175,575     0.90%       -4.38%      0.00%
                                          ---------                   -----------
                                             69,287                   $   739,015
                                          ---------                   -----------
   2000
     Top Tradition.....................      21,875     $ 11.168117   $   244,305     1.10%       11.68%      0.61%       5/1/00
     Top Plus..........................       5,968     $ 11.182762   $    66,741     0.90%       11.83%      0.46%       5/1/00
                                          ---------                   -----------
                                             27,843                   $   311,046
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND SERVICE CLASS 2: (CONTINUED)
   VIP CONTRAFUND SUBACCOUNT
   2004
     Top Tradition.....................      75,024     $ 10.334117   $   775,305     1.10%       13.90%      0.18%
     Top Plus..........................      42,565     $ 10.430125   $   443,960     0.90%       14.13%      0.19%
                                          ---------                   -----------
                                            117,589                   $ 1,219,265
                                          ---------                   -----------
   2003
     Top Tradition.....................      39,984     $  9.072746   $   362,766     1.10%       26.80%      0.26%
     Top Plus..........................      28,637     $  9.138874   $   261,711     0.90%       27.05%      0.22%
                                          ---------                   -----------
                                             68,621                   $   624,477
                                          ---------                   -----------
   2002
     Top Tradition.....................      32,449     $  7.155031   $   232,175     1.10%      -10.59%      0.39%
     Top Plus..........................      15,656     $  7.192959   $   112,610     0.90%      -10.41%      0.17%
                                          ---------                   -----------
                                             48,105                   $   344,785
                                          ---------                   -----------
   2001
     Top Tradition.....................      11,459     $  8.002343   $    91,698     1.10%      -13.43%      0.67%
     Top Plus..........................       1,149     $  8.028835   $     9,225     0.90%      -13.25%      0.27%
                                          ---------                   -----------
                                             12,608                   $   100,923
                                          ---------                   -----------
   2000
     Top Tradition.....................       8,703     $  9.243470   $    80,450     1.10%       -7.57%      0.00%       5/1/00
     Top Plus..........................         146     $  9.255605   $     1,351     0.90%       -7.44%      0.00%       5/1/00
                                          ---------                   -----------
                                              8,849                   $    81,801
                                          ---------                   -----------
   VIP GROWTH SUBACCOUNT
   2004
     Top I.............................       1,181     $  6.343833   $     7,489     1.10%        2.00%      0.13%
     Top Tradition.....................      25,197     $  6.343833   $   159,844     1.10%        2.00%      0.14%
     Top Plus..........................      33,651     $  6.402777   $   215,462     0.90%        2.20%      0.14%
                                          ---------                   -----------
                                             60,029                       382,795
                                          ---------                   -----------
   2003
     Top I.............................       1,228     $  6.219608   $     7,637     1.10%       31.10%      0.05%
     Top Tradition.....................      18,545     $  6.219608   $   115,341     1.10%       31.10%      0.19%
     Top Plus..........................      30,682     $  6.264948   $   192,223     0.90%       31.36%      0.08%
                                          ---------                   -----------
                                             50,455                   $   315,201
                                          ---------                   -----------
   2002
     Top I.............................         304     $  4.744149   $     1,441     1.10%      -31.06%      0.00%
     Top Tradition.....................      50,852     $  4.744149   $   241,252     1.10%      -31.06%      0.14%
     Top Plus..........................      15,658     $  4.769312   $    74,676     0.90%      -30.92%      0.12%
                                          ---------                   -----------
                                             66,814                   $   317,369
                                          ---------                   -----------
   2001
     Top Tradition.....................      44,546     $  6.881110   $   306,524     1.10%      -18.77%      0.06%
     Top Plus..........................      10,268     $  6.903910   $    70,886     0.90%      -18.60%      0.06%
                                          ---------                   -----------
                                             54,814                   $   377,410
                                          ---------                   -----------
   2000
     Top Tradition.....................      23,135     $  8.470720   $   195,973     1.10%      -15.29%      0.00%       5/1/00
     Top Plus..........................       5,604     $  8.481848   $    47,533     0.90%      -15.18%      0.00%       5/1/00
                                          ---------                   -----------
                                             28,739                   $   243,506
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND SERVICE CLASS 2: (CONTINUED)
   VIP EQUITY INCOME SUBACCOUNT
   2004
     Top Plus..........................       9,686     $ 12.301227   $   119,146     0.90%       10.24%      0.74%
   2003
     Top Plus..........................         839     $ 11.158744   $     9,364     0.90%       11.59%      0.00%      10/1/03

   JANUS ASPEN SERIES -- SERVICE
     SHARES:
   GROWTH SUBACCOUNT
   2004
     Top Tradition.....................       4,244     $  5.839672   $    24,784     1.10%        3.06%      0.00%
     Top Plus..........................       7,857     $  5.893969   $    46,308     0.90%        3.27%      0.00%
                                          ---------                   -----------
                                             12,101                   $    71,092
                                          ---------                   -----------
   2003
     Top Tradition.....................      13,641     $  5.666017   $    77,290     1.10%       30.06%      0.00%
     Top Plus..........................      11,738     $  5.707363   $    66,996     0.90%       30.32%      0.00%
                                          ---------                   -----------
                                             25,379                   $   144,286
                                          ---------                   -----------
   2002
     Top Tradition.....................      33,865     $  4.356366   $   147,527     1.10%      -27.52%      0.00%
     Top Plus..........................      15,087     $  4.379486   $    66,075     0.90%      -27.38%      0.00%
                                          ---------                   -----------
                                             48,952                   $   213,602
                                          ---------                   -----------
   2001
     Top Tradition.....................      43,180     $  6.010424   $   259,531     1.10%      -25.72%      0.00%
     Top Plus..........................      17,149     $  6.030349   $   103,418     0.90%      -25.57%      0.00%
                                          ---------                   -----------
                                             60,329                   $   362,949
                                          ---------                   -----------
   2000
     Top Tradition.....................      24,536     $  8.091770   $   198,541     1.10%      -19.08%      0.65%       5/1/00
     Top Plus..........................      11,968     $  8.102399   $    96,968     0.90%      -18.98%      1.81%       5/1/00
                                          ---------                   -----------
                                             36,504                   $   295,509
                                          ---------                   -----------
   WORLDWIDE GROWTH SUBACCOUNT
   2004
     Top Tradition.....................      11,016     $  5.688478   $    62,664     1.10%        3.39%      0.88%
     Top Plus..........................       7,148     $  5.741345   $    41,038     0.90%        3.59%      0.84%
                                          ---------                   -----------
                                             18,164                   $   103,702
                                          ---------                   -----------
   2003
     Top Tradition.....................      16,742     $  5.502103   $    92,114     1.10%       22.34%      0.86%
     Top Plus..........................      10,461     $  5.542235   $    57,977     0.90%       22.58%      0.85%
                                          ---------                   -----------
                                             27,203                   $   150,091
                                          ---------                   -----------
   2002
     Top Tradition.....................      19,577     $  4.497548   $    88,050     1.10%      -26.52%      0.61%
     Top Plus..........................      12,865     $  4.521400   $    58,167     0.90%      -26.37%      0.58%
                                          ---------                   -----------
                                             32,442                   $   146,217
                                          ---------                   -----------
   2001
     Top Tradition.....................      18,962     $  6.120494   $   116,057     1.10%      -23.46%      0.27%
     Top Plus..........................      13,618     $  6.140770   $    83,625     0.90%      -23.31%      0.25%
                                          ---------                   -----------
                                             32,580                   $   199,682
                                          ---------                   -----------
   2000
     Top Tradition.....................      16,460     $  7.996944   $   131,629     1.10%      -20.03%      1.14%       5/1/00
     Top Plus..........................      13,512     $  8.007454   $   108,196     0.90%      -19.93%      0.85%       5/1/00
                                          ---------                   -----------
                                             29,972                   $   239,825
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   JANUS ASPEN SERIES -- SERVICE
     SHARES: (CONTINUED)
   BALANCED SUBACCOUNT
   2004
     Top Tradition.....................      14,579     $ 10.188011   $   148,527     1.10%        7.11%      1.96%
     Top Plus..........................      20,278     $ 10.282656   $   208,514     0.90%        7.32%      2.21%
                                          ---------                   -----------
                                             34,857                   $   357,041
                                          ---------                   -----------
   2003
     Top Tradition.....................      33,700     $  9.511581   $   320,537     1.10%       12.49%      1.91%
     Top Plus..........................      22,045     $  9.580905   $   211,214     0.90%       12.71%      1.77%
                                          ---------                   -----------
                                             55,745                   $   531,751
                                          ---------                   -----------
   2002
     Top Tradition.....................      29,285     $  8.455853   $   247,627     1.10%       -7.69%      2.05%
     Top Plus..........................      25,273     $  8.500668   $   214,835     0.90%       -7.51%      2.21%
                                          ---------                   -----------
                                             54,558                   $   462,462
                                          ---------                   -----------
   2001
     Top Tradition.....................      25,268     $  9.160280   $   231,458     1.10%       -5.95%      2.19%
     Top Plus..........................      18,067     $  9.190598   $   166,045     0.90%       -5.76%      1.85%
                                          ---------                   -----------
                                             43,335                   $   397,503
                                          ---------                   -----------
   2000
     Top Tradition.....................       4,258     $  9.739381   $    41,468     1.10%       -2.61%      2.57%       5/1/00
     Top Plus..........................      10,722     $  9.752162   $   104,561     0.90%       -2.48%      3.09%       5/1/00
                                          ---------                   -----------
                                             14,980                   $   146,029
                                          ---------                   -----------
   INTERNATIONAL GROWTH SUBACCOUNT
   2004
     Top Tradition.....................         859     $ 15.956850   $    13,710     1.10%       17.39%      0.75%
     Top Plus..........................       1,455     $ 16.009646   $    23,294     0.90%       17.63%      1.23%
                                          ---------                   -----------
                                              2,314                   $    37,004
                                          ---------                   -----------
   2003
     Top Tradition.....................         633     $ 13.592795   $     8,601     1.10%       35.93%      0.00%       5/1/03

   MFS VARIABLE INSURANCE TRUST --
     SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
   2004
     Top Tradition.....................       1,179     $ 10.805330   $    12,735     1.10%        5.05%      0.00%
     Top Plus..........................       1,092     $ 10.873273   $    11,875     0.90%        5.26%      0.00%
                                          ---------                   -----------
                                              2,271                   $    24,610
                                          ---------                   -----------
   2003
     Top Tradition.....................       1,091     $ 10.285838   $    11,225     1.10%       31.98%      0.00%
     Top Plus..........................       1,092     $ 10.329989   $    11,282     0.90%       32.24%      0.00%
                                          ---------                   -----------
                                              2,183                   $    22,507
                                          ---------                   -----------
   2002
     Top Tradition.....................         236     $  7.793469   $     1,839     1.10%      -32.54%      0.00%
     Top Plus..........................       1,092     $  7.811473   $     8,531     0.90%      -32.41%      0.00%
                                          ---------                   -----------
                                              1,328                   $    10,370
                                          ---------                   -----------
   2001
     Top Plus..........................         445     $ 11.557175   $     5,149     0.90%       15.57%      0.00%      11/1/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   MFS VARIABLE INSURANCE
     TRUST -- SERVICE CLASS:
     (CONTINUED)
   INVESTORS GROWTH STOCK SUBACCOUNT
   2004
     Top Tradition.....................         592     $ 10.013159   $     5,927     1.10%        7.80%      0.00%
   2003
     Top Tradition.....................         339     $  9.288989   $     3,150     1.10%       21.27%      0.00%
   2002
     Top Tradition.....................         301     $  7.659680   $     2,303     1.10%      -28.50%      0.00%
   MID CAP GROWTH SUBACCOUNT
   2004
     Top Tradition.....................       1,319     $  9.496516   $    12,522     1.10%       13.13%      0.00%
     Top Plus..........................       2,257     $  9.556262   $    21,569     0.90%       13.36%      0.00%
                                          ---------                   -----------
                                              3,576                   $    34,091
                                          ---------                   -----------
   2003
     Top Tradition.....................         166     $  8.394263   $     1,397     1.10%       35.12%      0.00%
     Top Plus..........................       2,142     $  8.430327   $    18,056     0.90%       35.39%      0.00%
                                          ---------                   -----------
                                              2,308                   $    19,453
                                          ---------                   -----------
   2002
     Top Tradition.....................          99     $  6.212309   $       614     1.10%      -44.05%      0.00%
     Top Plus..........................       1,107     $  6.226681   $     6,895     0.90%      -43.94%      0.00%
                                          ---------                   -----------
                                              1,206                   $     7,509
                                          ---------                   -----------
   2001
     Top Tradition.....................       1,195     $ 11.103671   $    13,274     1.10%       11.04%      0.00%      11/1/01
     Top Plus..........................         453     $ 11.107272   $     5,028     0.90%       11.07%      0.00%      11/1/01
                                          ---------                   -----------
                                              1,648                   $    18,302
                                          ---------                   -----------
   TOTAL RETURN SUBACCOUNT
   2004
     Top Tradition.....................      37,343     $ 12.101817   $   451,915     1.10%        9.82%      1.55%
     Top Plus..........................      54,474     $ 12.177912   $   663,389     0.90%       10.03%      1.36%
                                          ---------                   -----------
                                             91,817                   $ 1,115,304
                                          ---------                   -----------
   2003
     Top Tradition.....................      34,123     $ 11.020053   $   376,042     1.10%       14.74%      1.58%
     Top Plus..........................      39,031     $ 11.067354   $   431,964     0.90%       14.97%      1.65%
                                          ---------                   -----------
                                             73,154                   $   808,006
                                          ---------                   -----------
   2002
     Top Tradition.....................      23,163     $  9.604094   $   222,460     1.10%       -6.38%      2.06%
     Top Plus..........................      24,814     $  9.626258   $   238,867     0.90%       -6.20%      0.66%
                                          ---------                   -----------
                                             47,977                   $   461,327
                                          ---------                   -----------
   2001
     Top Tradition.....................         349     $ 10.258711   $     3,583     1.10%        2.59%      0.00%      11/1/01
     Top Plus..........................       2,045     $ 10.262047   $    20,989     0.90%        2.62%      0.00%      11/1/01
                                          ---------                   -----------
                                              2,394                   $    24,572
                                          ---------                   -----------
   JP MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2004
     Top Tradition.....................       8,376     $ 14.661716   $   122,814     1.10%       25.78%      0.00%
     Top Plus..........................       2,278     $ 14.753893   $    33,604     0.90%       26.03%      0.00%
                                          ---------                   -----------
                                             10,654                   $   156,418
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   JP MORGAN SERIES TRUST II:
     (CONTINUED)
   SMALL COMPANY SUBACCOUNT (CONTINUED)
   2003
     Top Tradition.....................       5,574     $ 11.656374   $    64,977     1.10%       34.50%      0.00%
     Top Plus..........................       1,814     $ 11.706405   $    21,235     0.90%       34.77%      0.00%
                                          ---------                   -----------
                                              7,388                   $    86,212
                                          ---------                   -----------
   2002
     Top Plus..........................       1,016     $  8.686498   $     8,827     0.90%      -22.35%      0.00%
   MID CAP VALUE SUBACCOUNT
   2004
     Top Tradition.....................      12,116     $ 16.780309   $   203,317     1.10%       19.74%      0.27%
     Top Plus..........................       7,812     $ 16.885789   $   131,897     0.90%       19.98%      0.26%
                                          ---------                   -----------
                                             19,928                   $   335,214
                                          ---------                   -----------
   2003
     Top Tradition.....................       6,134     $ 14.014070   $    85,966     1.10%       28.22%      0.36%
     Top Plus..........................       5,102     $ 14.074209   $    71,805     0.90%       28.47%      0.25%
                                          ---------                   -----------
                                             11,236                   $   157,771
                                          ---------                   -----------
   2002
     Top Tradition.....................       5,834     $ 10.929952   $    63,770     1.10%       -0.28%      0.01%
     Top Plus..........................       2,486     $ 10.955173   $    27,234     0.90%       -0.08%      0.03%
                                          ---------                   -----------
                                              8,320                   $    91,004
                                          ---------                   -----------
   PIMCO VARIABLE INSURANCE TRUST:
   REAL RETURN SUBACCOUNT
   2004
     Top Tradition.....................     111,965     $ 12.381890   $ 1,386,337     1.10%        7.73%      0.99%
     Top Plus..........................      15,925     $ 12.441318   $   198,128     0.90%        7.94%      0.93%
                                          ---------                   -----------
                                            127,890                   $ 1,584,465
                                          ---------                   -----------
   2003
     Top Tradition.....................     104,730     $ 11.493370   $ 1,203,698     1.10%        7.67%      1.08%
     Top Plus..........................      20,046     $ 11.525641   $   231,050     0.90%        7.88%      2.69%
                                          ---------                   -----------
                                            124,776                   $ 1,434,748
                                          ---------                   -----------
   2002
     Top Tradition.....................       6,178     $ 10.674607   $    65,949     1.10%        6.75%      1.34%       8/1/02
     Top Plus..........................       5,849     $ 10.683401   $    62,484     0.90%        6.83%      0.84%       8/1/02
                                          ---------                   -----------
                                             12,027                   $   128,433
                                          ---------                   -----------
   TOTAL RETURN SUBACCOUNT
   2004
     Top Tradition.....................     100,848     $ 11.244848   $ 1,134,025     1.10%        3.75%      1.88%
     Top Plus..........................       4,532     $ 11.298824   $    51,199     0.90%        3.95%      1.91%
                                          ---------                   -----------
                                            105,380                   $ 1,185,224
                                          ---------                   -----------
   2003
     Top Tradition.....................      99,308     $ 10.838704   $ 1,076,370     1.10%        3.90%      2.56%
     Top Plus..........................       3,344     $ 10.869124   $    36,346     0.90%        4.11%      2.77%
                                          ---------                   -----------
                                            102,652                   $ 1,112,716
                                          ---------                   -----------
   2002
     Top Tradition.....................       3,759     $ 10.431677   $    39,212     1.10%        4.32%      1.26%       8/1/02
     Top Plus..........................         846     $ 10.440268   $     8,836     0.90%        4.40%      1.00%       8/1/02
                                          ---------                   -----------
                                              4,605                   $    48,048
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   PIMCO VARIABLE INSURANCE TRUST:
     (CONTINUED)
   GLOBAL BOND SUBACCOUNT
   2004
     Top Tradition.....................       2,181     $ 13.239901   $    28,877     1.10%        9.40%      1.86%
     Top Plus..........................       1,376     $ 13.303437   $    18,307     0.90%        9.61%      1.78%
                                          ---------                   -----------
                                              3,557                   $    47,184
                                          ---------                   -----------
   2003
     Top Tradition.....................         992     $ 12.102667   $    12,003     1.10%       13.19%      2.12%
     Top Plus..........................       2,802     $ 12.136628   $    34,006     0.90%       13.42%      2.02%
                                          ---------                   -----------
                                              3,794                   $    46,009
                                          ---------                   -----------
   2002
     Top Tradition.....................         213     $ 10.691996   $     2,277     1.10%        6.92%      0.36%       8/1/02
     Top Plus..........................         851     $ 10.700805   $     9,111     0.90%        7.01%      0.87%       8/1/02
                                          ---------                   -----------
                                              1,064                   $    11,388
                                          ---------                   -----------
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 5)
   2004
     Top I.............................       1,050     $  7.254986   $     7,617     1.10%        5.99%      0.08%
     Top Tradition.....................       7,820     $  7.093183   $    55,470     1.10%        5.99%      0.08%
     Top Plus..........................       5,147     $  7.206401   $    37,091     0.90%        6.20%      0.08%
                                          ---------                   -----------
                                             14,017                   $   100,178
                                          ---------                   -----------
   2003
     Top I.............................       1,050     $  6.845048   $     7,190     1.10%       16.96%      0.02%       5/2/03
     Top Tradition.....................       7,851     $  6.692392   $    52,542     1.10%       16.96%      0.02%       5/2/03
     Top Plus..........................       5,418     $  6.785729   $    36,764     0.90%       17.11%      0.02%       5/2/03
                                          ---------                   -----------
                                             14,319                   $    96,496
                                          ---------                   -----------
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
   2004
     Top Tradition.....................       1,569     $ 13.216506   $    20,741     1.10%        9.17%      0.00%

   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON 20/20 FOCUS SUBACCOUNT
   2004
     Top Tradition.....................         120     $ 14.111196   $     1,698     1.10%       14.12%      0.00%
   JENNISON SUBACCOUNT
   2004
     Top Tradition.....................         353     $ 13.133861   $     4,642     1.10%        8.03%      0.06%
     Top Plus..........................         735     $ 13.177341   $     9,674     0.90%        8.24%      0.06%
                                          ---------                   -----------
                                              1,088                   $    14,316
                                          ---------                   -----------
   2003
     Top Tradition.....................         182     $ 12.157960   $     2,208     1.10%       21.58%      0.00%       5/1/03
     Top Plus..........................         231     $ 12.174031   $     2,813     0.90%       21.74%      0.00%       5/1/03
                                          ---------                   -----------
                                                413                   $     5,021
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   DREYFUS VARIABLE INVESTMENT FUND --
     SERVICE SHARES:
   APPRECIATION SUBACCOUNT
   2004
     Top Tradition.....................         560     $ 12.142541   $     6,794     1.10%        3.65%      1.32%
     Top Plus..........................         827     $ 12.182745   $    10,083     0.90%        3.86%      1.73%
                                          ---------                   -----------
                                              1,387                   $    16,877
                                          ---------                   -----------
   2003
     Top Tradition.....................         617     $ 11.714615   $     7,227     1.10%       17.15%     12.75%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
   2004
     Top Tradition.....................      22,627     $ 17.281311   $   391,020     1.10%       23.59%      0.00%
     Top Plus..........................      11,841     $ 17.338503   $   205,310     0.90%       23.83%      0.00%
                                          ---------                   -----------
                                             34,468                   $   596,330
                                          ---------                   -----------
   2003
     Top Tradition.....................       4,519     $ 13.982845   $    63,184     1.10%       39.83%      0.00%       5/1/03
     Top Plus..........................       2,389     $ 14.001322   $    33,458     0.90%       40.01%      0.00%       5/1/03
                                          ---------                   -----------
                                              6,908                   $    96,642
                                          ---------                   -----------
   MICRO-CAP SUBACCOUNT
   2004
     Top Tradition.....................      11,849     $ 16.565345   $   196,287     1.10%       12.60%      0.00%
     Top Plus..........................       3,685     $ 16.620168   $    61,248     0.90%       12.83%      0.00%
                                          ---------                   -----------
                                             15,534                   $   257,535
                                          ---------                   -----------
   2003
     Top Tradition.....................       7,232     $ 14.711160   $   106,391     1.10%       47.11%      0.00%       5/1/03
     Top Plus..........................       1,466     $ 14.730584   $    21,590     0.90%       47.31%      0.00%       5/1/03
                                          ---------                   -----------
                                              8,698                   $   127,981
                                          ---------                   -----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS -- CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
   2004
     Top Tradition.....................         281     $ 11.869727   $     3,337     1.10%        2.94%      3.75%
     Top Plus..........................         183     $ 11.909070   $     2,183     0.90%        3.14%      0.00%
                                          ---------                   -----------
                                                464                   $     5,520
                                          ---------                   -----------
   2003
     Top Tradition.....................         281     $ 11.531016   $     3,244     1.10%       15.31%      0.12%       5/2/03
   US REAL ESTATE SUBACCOUNT
   2004
     Top Tradition.....................       1,168     $ 17.230535   $    20,122     1.10%       34.59%      0.17%
     Top Plus..........................       1,658     $ 17.287564   $    28,672     0.90%       34.85%      0.00%
                                          ---------                   -----------
                                              2,826                   $    48,794
                                          ---------                   -----------
   2003
     Top Tradition.....................          20     $ 12.802466   $       255     1.10%       28.02%      0.00%       5/1/03

---------------

   * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

  ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

     inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period.

 *** Accumulation units are rounded to the nearest whole number.

**** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   The following tables illustrate product and contract level charges by product:

   These basic charges are assessed through reduction of daily unit values:

                                                                                   BACK LOAD &
                                                      COMBINATION       VIA           TOP I       TOP TRADITION    TOP PLUS
    MORTALITY AND EXPENSE RISK FEES
    (May increase annually to not more than
      1.55%)........................................     0.75%         1.05%      0.85% to 1.05%     0.85%          0.65%
    ADMINISTRATIVE EXPENSES.........................     0.25%         0.25%          0.25%          0.25%          0.25%
    Total expenses..................................     1.00%         1.30%       1.1% to 1.3%      1.10%          0.90%
    The following charges are assessed through the redemption of units:
    ANNUAL CONTRACT FEE
    Each year on the contract anniversary (or at the
    time of surrender of the contract)..............      $30           $30            $30            $30             NA
    TRANSFER FEE -- per transfer (currently no
      charge for the first 4 transfers each contract
      year).........................................   $3 to $15     $3 to $15      $3 to $15      $3 to $15      $3 to $15
    SALES CHARGE MADE FROM PURCHASE PAYMENTS........  No deduction  No deduction   No deduction   No deduction   No deduction
    SURRENDER CHARGES
    A withdrawal charge may be assessed by ONLIC                       5% of                        7.75% of
    when a contract is surrendered or a partial                     payments in   5% of payments  payments in
    withdrawal of a participant's account value is                    the last     in the last      the last      6% in the
    made for any other reason than to make a plan                   eight years   eight years on  eight years     first year
    payment to a participant. Percentages vary with                  on amount        amount       on amount     to 0% in the
    the number of years from purchase. .............   No Charge    surrendered    surrendered    surrendered    seventh year
    STATE PREMIUM TAXES
    In those jurisdictions permitting, such taxes
    will be deducted when annuity payments begin.
    Otherwise, they will be deducted from purchase
    payments. ......................................  0.5% to 3.5%  0.5% to 3.5%   0.5% to 3.5%   0.5% to 3.5%   0.5% to 3.5%

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

(5) FUND MERGERS & REPLACEMENTS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip portfolio.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   Effective April 29, 2003, Subaccounts of the Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

    ACQUIRED PORTFOLIOS                           ACQUIRING PORTFOLIOS
    -------------------------------------         ----------------------------------
    Dow Target 10 -- February Portfolio           Dow Target 10 -- January Portfolio
    Dow Target 10 -- March Portfolio

    Dow Target 10 -- May Portfolio                Dow Target 10 -- April Portfolio
    Dow Target 10 -- June Portfolio

    Dow Target 10 -- August Portfolio             Dow Target 10 -- July Portfolio
    Dow Target 10 -- September Portfolio

    Dow Target 10 -- November Portfolio           Dow Target 10 -- October Portfolio
    Dow Target 10 -- December Portfolio

    Dow Target 5 -- February Portfolio            Dow Target 5 -- January Portfolio
    Dow Target 5 -- March Portfolio

    Dow Target 5 -- May Portfolio                 Dow Target 5 -- April Portfolio
    Dow Target 5 -- June Portfolio

    Dow Target 5 -- August Portfolio              Dow Target 5 -- July Portfolio
    Dow Target 5 -- September Portfolio

    Dow Target 5 -- November Portfolio            Dow Target 5 -- October Portfolio
    Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity portfolio.

OHIO NATIONAL VARIABLE ACCOUNT B

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 22, 2005

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                                        64

Ohio National Variable Account B
Post Office Box 371
Cincinnati, Ohio 45201

Form 1323 Rev. 2-05